                         SEMIANNUAL REPORT
                         OCTOBER 31, 2001

PRUDENTIAL
MUNICIPAL BOND FUND/
HIGH INCOME SERIES & INSURED SERIES

                         FUND TYPE
                         Municipal bond


                         OBJECTIVE
                         High Income Series: Maximum amount of
                         income that is eligible for exclusion from federal income taxes.

                         Insured Series: Maximum amount of income that is eligible for exclusion from federal income taxes, consistent with the preservation of capital.



                         This report is not authorized for
                         distribution to prospective investors
                         unless preceded or accompanied by a
                         current prospectus.

                         The views expressed in this report and
                         information about the Series' portfolio
                         holdings are for the period covered by
                         this report and are subject to change
                         thereafter.


Prudential Financial is a service mark of The Prudential Insurance Company of
America, Newark, NJ, and its affiliates.

                             (LOGO)

Prudential Municipal Bond Fund  High Income Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/High
Income Series (the Series) seeks the
maximum amount of income that is eligible for exclusion from federal income taxes by investing primarily in noninvestment-grade municipal bonds rated single-B or better by recognized credit-rating agencies such as Standard & Poor's (S&P) or Moody's
Investors Service (Moody's). The Series
also invests in unrated bonds that its
investment adviser believes are of
comparable quality to the Series'
permissible investments. There can be no assurance that the Series will achieve its investment objective.

Credit Quality
Expressed as a percentage of
total investments as of 10/31/01
11.3% AAA
20.0  AAA Insured
 3.0  AA
 7.4  A
 9.6  BBB
 4.5  BB
 0.0  B
 0.1  CCC and below
 0.2  Other
-0.9  Cash Equivalents
44.8  Not Rated* (Prudential ratings used):
       4.8  AAA
       0.9  A
       6.1  BBB
      15.2  BB
      16.6  B
       1.2 CCC and below

* Unrated bonds are believed to be of
comparable quality to the Series'
permissible investments.

Portfolio Composition
Expressed as a percentage of total
investments as of 10/31/01
66.2% Revenue Bonds
15.3  General Obligation Bonds
13.8  Prerefunded
 5.6  Miscellaneous
-0.9  Cash Equivalents

Five Largest Issuers
Expressed as a percentage of
net assets as of 10/31/01
2.9% Memphis Center City
     Revenue Fin. Corp.
2.6  Illinois Educational Facilities
     Authority Revenue Loyola
2.3  Minnesota Health Facilities--
     Fairview Hospital
1.8  Delaware County Ind. Dev.
     Authority Revenue
1.5  Lake Creek Affordable
     Housing Corp.

Holdings are subject to change.

         www.PruFN.com  (800) 225-1852

Semiannual Report  October 31, 2001

Cumulative Total Returns1          As of 10/31/01

                           Six        One               Five             Ten               Since
                          Months      Year              Years           Years            Inception2
Class A                   4.66%      7.25%         26.78% (26.53)   81.82% (81.28)    108.77% (107.75)
Class B                   4.53       7.00          24.92  (24.68)   75.46  (74.94)    157.50  (153.49)
Class C                   4.41       6.74          23.39  (23.15)        N/A           42.37  (41.96)
Class Z                   4.79       7.52          27.93  (27.68)        N/A           29.98  (29.73)
Lipper High Yield Muni
Debt Fund Avg.3           4.76       7.36              23.68            74.99               ***

Average Annual Total Returns1                      As of 9/30/01
                         One           Five          Ten          Since
                        Year          Years         Years       Inception2
  Class A               3.33%      4.31% (4.27)  5.82% (5.79)   6.15% (6.10)
  Class B               1.27       4.46  (4.42)  5.76  (5.73)   6.91  (6.79)
  Class C               3.96       4.15  (4.11)      N/A        4.80  (4.75)
  Class Z               6.78       5.13  (5.09)      N/A        5.17  (5.13)

Distributions and Yields1               As of 10/31/01

                       Total Distributions         30-Day   Taxable Equivalent Yield4 at Tax Rates of
                       Paid for Six Months        SEC Yield        36%             39.1%
  Class A                    $0.30                  4.67%        7.30%             7.67%
  Class B                    $0.28                  4.56         7.13              7.49
  Class C                    $0.27                  4.27         6.67              7.01
  Class Z                    $0.31                  5.06         7.91              8.31

Past performance is not indicative of
future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The
Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
Approximately seven years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees. Without waiver of management fees and/or expense subsidization, the
Series' cumulative and average annual
total returns would have been lower, as
indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, 1/22/90; Class
B, 9/17/87; Class C, 8/1/94; Class Z,
9/16/96.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper High Yield
Municipal (Muni) Debt Fund category. Funds in the Lipper High Yield Muni Debt Fund
Average invest at least 50% of their
assets in lower-rated municipal debt
issues.

4 Some investors may be subject to the
federal alternative minimum tax and/or
state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception returns are
101.18% for Class A, 160.43% for Class B,
43.52% for Class C, and 25.09% for Class Z, based on all funds in each share class.

(LOGO)             December 14, 2001

DEAR SHAREHOLDER,
The municipal bond market behaved in
textbook fashion during the six months
ended October 31, 2001, given the
deteriorating economic conditions in the
United States and the Federal Reserve's
(the Fed) attempts to rescue the economy by aggressively lowering short-term interest rates. The sharp decline in interest rates pushed bond prices higher.
(Bond prices move in the opposite
direction of interest rates.) Not all
sectors of the tax-exempt market gained
equally, however.

For example, high-quality debt securities, such as insured municipal bonds rated AAA, tended to rally more than tax-exempt bonds of lesser quality during the six months.
With the economy in a downward spiral,
many investors favored AAA-rated debt
securities since they carry minimal credit risk compared to lower-quality issues.

We discuss the municipal bond market and each Series' investments on the following pages. Thank you for your continued confidence in Prudential mutual funds. We look forward to serving your future investment needs.

Sincerely,

David R. Odenath, Jr., President
Prudential Municipal Bond Fund/High Income Series
Prudential Municipal Bond Fund/Insured Series

Prudential Municipal Bond Fund  High Income Series

Semiannual Report  October 31, 2001

INVESTMENT ADVISER'S REPORT

HIGH INCOME SERIES
Municipal bond prices generally climbed
during our six-month reporting period that began May 1, 2001, extending a rally that has lasted for nearly two years. The primary catalyst behind the municipal market's bullish trend in 2001 was the Fed's repeated reductions in short-term interest rates in order to boost economic growth in the United States.

Before our reporting period began, the Fed had eased monetary policy four times in 2001. It continued to pump money into the banking system by lowering short-term rates in May, June, August, September,
October, and November. (The last reduction took place shortly after the close of our fiscal half-year.) Altogether, the central bank eased monetary policy 10 times between January and November, cutting short-term rates a total of 4.50 percentage points to a 40-year low.
Despite the Fed's exertions, the economy still fell into a recession for the first time in a decade.

INVESTING ACROSS THE CREDIT-QUALITY SPECTRUM
In this economic environment, we
maintained a barbell strategy based upon the difference in the credit quality of bonds. This approach emphasized a combination of nonrated municipal bonds for their attractive interest income and AAA-rated zero coupon bonds maturing in 20 years for their solid price appreciation.
(Zero coupon bonds will be discussed in
more detail on page 4.) While some of the Series' nonrated debt securities performed well, others did not. Nonrated municipal bonds of lower quality performed poorly compared to higher-quality municipal securities during the six-month reporting period because investors feared that the creditworthiness of lower-quality non-rated bonds would suffer as economic conditions worsened.

For example, the Series held nonrated
bonds of Michigan State Strategic Fund
Resources Recovery issued on behalf of the
Central Wayne Energy waste-to-energy
plant. These bonds lost value due to a
number of technical
                                3

Prudential Municipal Bond Fund  High Income Series

Semiannual Report  October 31, 2001

issues with the project and its failure to obtain sufficient merchant waste, which would support debt service on the bonds.
Therefore, the authority had to draw down on its debt service reserve account, which is a pool of money used to pay interest and principal on municipal securities when revenues are insufficient. The Series' exposure to the Michigan State Strategic bonds was among the key reasons that its Class A shares posted a 4.66% return that lagged the 4.76% return of its benchmark
Lipper Average for the six months ended
October 31, 2001. Taking the one-time
sales charge into account, the Series'
Class A shares returned 1.52%.

AIRPORT-RELATED BONDS STRUGGLED AFTER SEPT. 11
The Series' relative performance was also hurt by its exposure to airline-backed municipal bonds, whose prices were particularly hard hit due to concerns about flight safety in the wake of the September 11 terrorist attacks on the United States. However, prices of municipal bonds backed by airlines with strong financial positions began to rebound along with the rest of the tax-exempt market in October. In contrast, prices of airline-backed municipal bonds that trade in the high-yield sector of the tax-exempt market continued to decline through the end of our reporting period.

ATTRACTIVE GAINS ON ZERO COUPON BONDS
Meanwhile, zero coupon bonds were the
best-performing segment of the tax-exempt market for the six months ended October
31, 2001, according to the Lehman Brothers
Municipal Bond Index. Zero coupon bonds
are so named because they provide no
interest and are sold at discounted prices to make up for the lack of periodic coupon payments. Zero coupon debt securities are the most interest-rate sensitive of all bonds. Therefore, as municipal securities rallied, prices of zero coupon bonds rose faster than the prices of bonds with comparable maturities and stated coupons.
As of October 31, 2001, zero coupon bonds rated AAA comprised 9.04% of the Series' total investments.

        www.PruFN.com  (800) 225-1852

The hospital sector of the municipal bond market also posted an attractive return for the six months ended October 31, 2001.
As business fundamentals in the hospital sector improved, the difference between yields on lower-investment-grade hospital bonds and tax-exempt bonds rated AAA shrank. This narrowing yield differential indicated a greater demand for lower-investment-grade hospital bonds, which in turn caused their prices to rise. This bullish trend helped the Series, which maintained an overweight exposure to hospital-backed municipal securities rated single-A.

The Series also benefited from having a
relatively modest position in municipal
bonds issued in the state of New York.
Prices of these bonds came under pressure after the September 11 terrorist attacks dealt a severe blow to a New York economy that had already been losing steam.
Consequently, the difference between
yields in the New York sector of the
municipal market and the general tax-
exempt market increased considerably,
indicating that investors demanded greater compensation in order to purchase bonds issued in the Empire State.

LOOKING AHEAD
We are considering certain shifts in the Series' sector allocation. For example, we believe heavy issuance of New York municipal bonds during the fourth quarter of 2001 will cause their yields to rise even more relative to the general tax-exempt market. This development may provide an opportunity to purchase bonds issued in New York at the most attractive yields available in the past year.

Moreover, we will seek to take profits on some of the Series' hospital-backed municipal holdings. The risk/reward balance has shifted in this sector, given the rally took place over the last several months. With only modest incremental return left to capture on these holdings, we plan to reduce the Series' exposure to hospital-backed issues in 2002.

Prudential Municipal Bond Fund  Insured Series

Performance at a Glance

INVESTMENT GOALS AND STYLE
The Prudential Municipal Bond Fund/Insured
Series (the Series) seeks the maximum
amount of income that is eligible for
exclusion from federal income taxes,
consistent with the preservation of
capital. The Series invests primarily in AAA-rated municipal obligations or in municipal obligations whose timely coupon and principal payments (but not market value) are insured by a municipal bond insurance company rated AAA/Aaa by
Standard & Poor's (S&P), Moody's Investors
Service (Moody's), or other nationally
recognized credit-rating agencies. The
Series may invest in U.S. government-
backed municipal obligations. It may also invest in securities that are not rated, and which its investment adviser believes are of comparable quality to the Series' permissible investments. There can be no assurance that the Series will achieve its investment objective.

Our bonds are primarily insured by MBIA
Insurance Corp., AMBAC Assurance Corp.,
Financial Guaranty Insurance Co., and
Financial Security Assurance Inc.

Credit Quality
Expressed as a percentage of total
investments as of 10/31/01
  9.8%  AAA
 88.5   AAA Insured
  1.6   AA
  0.1  Cash Equivalents

Portfolio Composition
Expressed as a percentage of total
investments as of 10/31/01
66.7%  Revenue Bonds
21.8   General Obligation Bonds
 8.6   Prerefunded
 2.8   Miscellaneous
 0.1   Cash Equivalents

Ten Largest Issuers
Expressed as a percentage of
net assets as of 10/31/01
4.4%  Washington St. Pub. Power Supply
2.7   Hawaii St. Dept. of Budget &
      Finance--Hawaiian Elec.
2.5   Port Authority of NY & NJ
2.4   Chicago Gas Supply--People's Gas
2.4   Jersey City Sewer Rev.
2.3   New York St. Environmental Fac. Rev.
2.3   Minneapolis & St. Paul Met. Airports
2.3   Corpus Christi Util. Rev.
2.3   San Diego Cnty. Wtr. Rev.
2.2   Onterie Center of Hsg. & Fin.

Holdings are subject to change.

        www.PruFN.com  (800) 225-1852

Semiannual Report  October 31, 2001

Cumulative Total Returns1                  As of 10/31/01

                           Six        One               Five             Ten               Since
                          Months      Year              Years           Years            Inception2
Class A                   6.09%      10.35%        33.82% (33.71)  86.44% (85.79)     118.07% (116.34)
Class B                   5.95       10.08         31.73  (31.62)  79.91  (79.27)     161.75  (149.95)
Class C                   5.83        9.81         30.12  (30.01)       N/A            49.09  (48.69)
Class Z                   6.12       10.51         35.00  (34.88)       N/A            36.92  (36.79)
Lipper Insured Muni
Debt Fund Avg.3           5.92        9.97             30.86           86.06               ***

Average Annual Total Returns1                  As of 9/30/01
                       One           Five          Ten          Since
                      Year          Years         Years       Inception2
Class A               7.11%      5.34% (5.32)  6.09% (6.05)   6.52% (6.45)
Class B               5.15       5.48  (5.47)  6.03  (5.99)   7.01  (6.65)
Class C               7.80       5.17  (5.16)      N/A        5.43  (5.39)
Class Z              10.59       6.17  (6.15)      N/A        6.20  (6.18)

Distributions and Yields1  As of 10/31/01

                       Total Distributions         30-Day   Taxable Equivalent Yield4 at Tax Rates of
                       Paid for Six Months        SEC Yield        36%             39.1%
  Class A                    $0.26                  3.11%        4.86%             5.11%
  Class B                    $0.24                  2.96         4.63              4.86
  Class C                    $0.23                  2.68         4.19              4.40
  Class Z                    $0.27                  3.46         5.41              5.68

Past performance is not indicative of
future results. Principal and investment return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments LLC and
Lipper Inc. The cumulative total returns do not take into account sales charges.
The average annual total returns do take into account applicable sales charges. The
Series charges a maximum front-end sales charge of 3% for Class A shares. Class B shares are subject to a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1%, and 1% for six years.
Approximately seven years after purchase,
Class B shares will automatically convert to Class A shares on a quarterly basis.
Class C shares are subject to a front-end sales charge of 1% and a CDSC of 1% for 18 months. Class Z shares are not subject to a sales charge or distribution and service
(12b-1) fees. Without waiver of management fees and/or expense subsidization, the
Series' cumulative and average annual
total returns would have been lower, as
indicated in parentheses. The cumulative and average annual total returns in the tables above do not reflect the deduction of taxes that a shareholder would pay on fund distributions or following the redemption of fund shares.

2 Inception dates: Class A, 1/22/90; Class
B, 9/17/87; Class C, 8/1/94; Class Z,
9/16/96.

3 The Lipper Average is unmanaged, and is based on the average return for all funds in each share class for the six-month, one-year, five-year, ten-year, and since inception periods in the Lipper Insured
Municipal (Muni) Debt Fund category. Funds in the Lipper Insured Muni Debt Fund
Average invest at least 65% of their
assets in municipal debt issues insured as to timely payment.

4 Some investors may be subject to the
federal alternative minimum tax and/or
state and local taxes. Taxable equivalent yields reflect federal taxes only.

*** Lipper Since Inception returns are
114.75% for Class A, 173.71% for Class B,
52.29% for
Class C, and 32.20% for Class Z, based on all funds in each share class.

Prudential Municipal Bond Fund  Insured Series

Semiannual Report  October 31, 2001

INVESTMENT ADVISER'S REPORT

INSURED SERIES
During our six-month reporting period that began May 1, 2001, insured municipal bonds continued to generate some of the strongest returns of any sector in the tax-exempt securities market, based on the Lehman Brothers Municipal Bond Index.
Prices of municipal bonds gained overall as the Fed repeatedly cut short-term interest rates to reinvigorate a tottering
U.S. economy. (As you may recall, bond
prices rise as interest rates fall, and
vice versa.) Because of the reduced credit risk associated with insured municipal bonds, their prices rose readily as interest rates declined.

Before our reporting period began, the Fed had eased monetary policy four times in 2001. It continued to pump money into the banking system by lowering short-term rates in May, June, August, September,
October, and November. (The last reduction took place shortly after the close of our fiscal half-year.) Altogether, the central bank eased monetary policy 10 times between January and November, cutting short-term rates a total of 4.50 percentage points to a 40-year low.
Despite the Fed's exertions, the economy still fell into a recession for the first time in a decade.

GOOD PERFORMANCE BY ZERO COUPON BONDS
To take better advantage of the rally in municipal bond prices, we maintained a barbell strategy based on the type of coupon carried by bonds. This approach emphasized insured, AAA-rated zero coupon bonds maturing in 20 years because they provided solid price appreciation.
Emphasis was also placed on high-coupon
municipal bonds maturing in 10 to 15 years for their attractive interest income and relatively low interest-rate sensitivity.

Zero coupon bonds are so named because
they provide no interest and are sold at discounted prices to make up for the lack of periodic coupon payments. Zero coupon debt securities are the most interest-rate sensitive of all bonds. (Our high-coupon bond positions provided balance to the portfolio
       www.PruFN.com  (800) 225-1852

because they are less interest-rate
sensitive.) Therefore, as municipal
securities rallied, prices of zero coupon bonds rose faster than the prices of bonds with comparable maturities and stated coupons. In fact, zero coupon bonds were the best performing sector of the tax-exempt market for the six months ended
October 31, 2001, based on the Lehman
Brothers Municipal Bond Index.

Insured zero coupon bonds rated AAA
comprised 13% of the Series' total
investments as of October 31, 2001. Our
considerable exposure to these bonds
helped the Series' Class A shares, without considering sales charges, post a 6.09% return that exceeded the 5.92% of its benchmark Lipper Average for the six-month reporting period ended October 31, 2001.
Taking the initial sales charge into
account, the Series' Class A shares
returned 2.90%.

SELECTIVE INVESTING IN NEW YORK BONDS
The Series also benefited when its New
York City Municipal Water Authority bonds issued for the water and sewer systems gained sharply in value after the bonds were prerefunded or backed by U.S.
government securities. However, municipal securities issued in the state of New York did not perform well relative to the general tax-exempt market. Bonds issued in the Empire
State suffered after the September 11 terrorist attack on the World Trade Center dealt a severe blow to a New York economy that had already been losing steam. Consequently, the
Series' overall modest exposure to
municipal bonds issued in the state of New
York also helped its relative performance.

AIRPORT-RELATED BONDS STRUGGLED AFTER SEPT. 11
As for factors that detracted from the
Series' returns, the portfolio held
airport-related municipal bonds whose
prices declined due to concerns about
flight safety in the wake of the September
11 terrorist attacks on the United States.
While prices of municipal bonds backed by airlines with strong financial positions began to rebound in October along with the rest of the tax-exempt market, they gained less than some other sectors of the tax-exempt market.

Prudential Municipal Bond Fund  Insured Series

Semiannual Report  October 31, 2001

LOOKING AHEAD
Although the Fed sharply reduced short-
term rates to get the U.S. economy moving again, government reports continue to show signs of both economic strength and weakness. As we continue to monitor data for clues about the economy's health, we believe the coupon barbell strategy still makes sense. Prices of zero coupon bonds rated AAA would tend to gain if interest rates declined even further, while prices of the high-coupon bonds would tend to hold up better if a solid economic recovery drove interest rates higher.

Beyond this approach, we are looking for opportunities to buy municipal bonds maturing in 25 to 30 years for two reasons. First, we believe they are very attractively priced relative to shorter-term municipal debt securities. Second,
December and January typically are strong months for the tax-exempt market. This is because investors rushing to reinvest monies received from called bonds, maturing bonds, and interest payments typically cause demand for municipal bonds to greatly exceed the supply during these months. In fact, we expect some $44 billion to be reinvested in the tax-exempt market over the next few months. Prices of bonds in the 20- to 30-year segment of the municipal market should benefit from this tremendous inflow of cash.

Thank you for investing in Prudential municipal bond funds.

Prudential Municipal Bond Fund Management Team

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited)

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  99.6%
----------------------------------------------------------------------------------------
Arizona  2.8%
Arizona Hlth. Fac. Auth. Hosp.
 Sys. Rev., John C. Lincoln
 Hlth. Net.                       BBB(b)         7.00%       12/01/25   $    4,200       $    4,360,398
Coconino Cnty. Pol. Ctrl. Corp.
 Rev.
 Tucson Elec. Pwr., Navajo A,
 A.M.T.                           Ba3            7.125       10/01/32        5,000            5,159,450
 Tucson Elec. Pwr., Navajo B      Ba3            7.00        10/01/32        1,700            1,748,654
Pima Cnty. Ind. Dev. Auth.,
 Multifam. Mtge. Rev., La Cholla
 Proj., A.M.T.                    NR             8.50        7/01/20         9,235            9,903,429
Surprise Arizona Municipal
 Prpty. Corp. Excise Tax Rev.     Aaa            5.50        7/01/15         3,225            3,487,580
                                                                                         --------------
                                                                                             24,659,511
----------------------------------------------------------------------------------------
Arkansas  1.3%
Northwest Arkansas Reg'l. Arpt.
 Auth.
 Rev., A.M.T.                     NR             7.00        2/01/10         3,000            3,032,250
 Rev., A.M.T.                     NR             7.625       2/01/27         8,400            8,442,924
                                                                                         --------------
                                                                                             11,475,174
----------------------------------------------------------------------------------------
California  9.6%
Abag Fin. Auth. For Nonprofit
 Corps. Ref., Amer. Baptist
 Homes., Ser. A                   BB+(b)         6.20        10/01/27        3,200            2,920,352
Anaheim California Pub. Fin.
 Auth. Lease Rev., Cap. Apprec.
 Sub. Pub. Impts. Proj. C         Aaa            Zero        9/01/35        20,000            3,292,400
Capistrano California Unified
 Sch. Dist. Cmnty. Fac. Dist.
 Spec. Tax                        NR             5.875       9/01/31         2,000            2,004,260
Clovis California Unified Sch.
 Dist. Cap. Apprec., Ser. A       Aaa            Zero        8/01/26        10,305            2,809,864

    12                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Corona Ctfs. of Part., Vista
 Hosp. Sys. Inc., Ser. C          NR             8.375%      7/01/11    $   10,000(d)(e) $    3,700,000
Delano Ctfs. of Part., Reg'l.
 Med. Ctr., Ser. A                AAA(b)         9.25        1/01/22         6,420(c)         7,093,137
Foothill/Eastern Transp.
 Corridor Agcy., Toll Rd. Rev.    Baa3           Zero        1/15/28        11,700            7,677,423
 Agcy., Toll Rd. Rev., Ser. A     Aaa            Zero        1/01/25        21,360            6,502,838
Lincoln Impvt. Bond Act 1915,
 Pub. Fin. Auth., Twelve Bridges  NR             6.20        9/02/25         3,865            3,958,340
Orange Cnty. Cmnty. Loc. Trans.
 Auth., Reg. Linked Savrs. &
 R.I.B.S.                         Aa2            6.20        2/14/11         7,000            8,321,600
Richmond Redev. Agcy. Rev.,
 Multifam. Bridge Affordable
 Hsg.                             NR             7.50        9/01/23         9,720            9,988,953
Roseville Joint Union H.S.
 Dist.,
 Ser. B, F.G.I.C.                 Aaa            Zero        8/01/11         1,440              966,643
 Ser. B, F.G.I.C.                 Aaa            Zero        8/01/14         2,220            1,244,088
Sacramento City Fin. Auth. Rev.,
 Tax Alloc., M.B.I.A.             Aaa            Zero        11/01/15        5,695            2,968,633
San Joaquin Hills Transp.
 Corridor Agcy.,
 Toll Rd. Rev.                    Aaa            Zero        1/01/14         8,420            4,905,576
 Toll Rd. Rev.                    Aaa            Zero        1/01/25        10,000            3,044,400
San Luis Obispo Ctfs. of Part.,
 Vista Hosp. Sys., Inc.           NR             8.375       7/01/29         4,000(d)         1,480,000
Vallejo Ctfs. of Part., Touro
 Univ.                            Ba3            7.375       6/01/29         3,500(e)         3,627,260
Victor Valley Union H.S. Dist.,
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/12         3,605            2,300,423
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/14         4,740(e)         2,680,991
 Gen. Oblig., M.B.I.A.            Aaa            Zero        9/01/16         3,990            1,998,152
                                                                                         --------------
                                                                                             83,485,333
----------------------------------------------------------------------------------------
Colorado  6.6%
Black Hawk Co. Bus. Impvt. Dist.  NR             7.75        12/01/19        5,285(c)         6,670,251
Colorado Springs Hosp. Rev.       A3             6.375       12/15/30        2,500            2,661,875

    See Notes to Financial Statements                                     13

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Denver Urban Ren. Auth. Tax,
 Inc. Rev.                        NR             7.50%       9/01/04    $    1,675       $    1,709,438
 Inc. Rev.                        NR             7.75        9/01/16         4,000            4,327,080
E-470 Pub. Hwy. Auth. Colorado
 Rev. Cap. Apprec. Sr. Ser. B     Aaa            Zero        9/01/17        18,000            8,172,000
Lake Creek Affordable Hsg. Corp.
 Multifam. Rev.,
 Ser. A                           NR             6.25        12/01/23       12,750(e)        12,106,635
 Ser. B                           NR             7.00        12/01/23        1,020              976,925
Mountain Vlge.,
 Met. Dist.                       NR             8.10        12/01/11        2,160(c)         2,315,714
 Met. Dist.                       NR             8.10        12/01/11        1,040            1,086,249
Northwest Pkwy., Pub. Hwy. Auth.
 Sr. Ser. A                       Aaa            5.50        6/15/21         3,635            3,826,310
Silver Dollar Met. Dist.          NR             7.05        12/01/30        5,000            5,117,050
Superior Met. Dist. No. 1, Wtr.
 & Swr. Rev.                      NR             8.50        12/01/13        7,350(c)         8,675,426
                                                                                         --------------
                                                                                             57,644,953
----------------------------------------------------------------------------------------
Connecticut  0.9%
Connecticut St. Dev. Auth. Swr.,
 Netco Waterbury Ltd.             AAA(b)         9.375       6/01/16         6,575(c)(e)      7,906,964
----------------------------------------------------------------------------------------
District of Columbia  1.1%
Dist. of Columbia Rev., Nat'l.
 Public Radio                     NR             7.625       1/01/18         8,800            9,489,128
----------------------------------------------------------------------------------------
Florida  7.0%
Arbor Greene Cmnty. Dev. Dist.,
 Spec. Assessment, Rev.           NR             6.50        5/01/07         1,485            1,516,571
Bayside Impvt. Cmnty. Dev.
 Dist., Ser. B                    NR             6.375       5/01/18         1,370            1,398,345
Crossings at Fleming Island
 Cmnty. Dev. Dist., Clay City     AAA(b)         8.25        5/01/16         7,195(c)(e)      8,475,854
Escambia Cnty. Hlth. Fac. Rev.,
 Hlthcare. Fac. LN-VHA PG         Aaa            5.95        7/01/20         3,000            3,354,720

    14                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Florida Hsg. Fin. Corp. Rev.,
 Cypress Trace Apts., Ser. G,
 A.M.T.                           NR             6.60%       7/01/38    $    4,716       $    4,566,267
 Westchase Apts., Ser. B, A.M.T.  NR             6.61        7/01/38         3,960            3,862,703
Martin Cnty. Ind. Dev. Auth.
 Rev., Indiantown Cogen. Proj.,
 Ser. A, A.M.T.                   Baa3           7.875       12/15/25        5,000            5,153,850
North Springs Impvt. Dist. Wtr.
 Mgt.,
 Ser. A                           NR             8.20        5/01/24         1,858(c)         2,098,035
 Ser. B                           NR             8.30        5/01/24         1,635            1,750,104
Oakstead Cmnty. Dev. Dist., Cap.
 Impvt., Ser. B                   NR             6.50        5/01/07         5,000            5,069,000
Orange Cnty. Hlth. Facs. Auth.
 Rev., Adventist Hlth. Sys.,
 Enbelt Oblig.                    Baa1           6.375       11/15/20        3,750            4,023,488
Orlando Util. Comm., Wtr. &
 Elec. Rev., Ser. D               Aa2            6.75        10/01/17        2,000            2,459,280
Palm Beach Cnty. Hsg. Auth.,
 Banyan Club Apts.                NR             7.75        3/01/23         4,235            4,430,996
Sarasota Hlth. Facs., Kobernick
 Hsg. Meadow Park Proj.           Aaa            10.00       7/01/22         6,525(c)         6,970,527
Stoneybrook West Cmnty. Dev.
 Dist., Spec. Assessment Rev.     NR             6.45        5/01/10         2,315            2,363,522
Vista Lakes Cmnty. Dev. Dist.
 Cap. Impvt., Rev.                NR             6.35        5/01/05         3,595            3,628,685
                                                                                         --------------
                                                                                             61,121,947
----------------------------------------------------------------------------------------
Georgia  0.8%
Atlanta Arpt. Facs. Rev.,
 M.B.I.A., A.M.T.                 Aaa            Zero        1/01/10         2,000            1,306,020
Henry Cnty. Wtr. & Swr. Auth.
 Rev., A.M.B.A.C.                 Aaa            6.15        2/01/20         1,000            1,173,560

    See Notes to Financial Statements                                     15

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Rockdale Cnty. Dev. Auth., Solid
 Wste. Disp. Rev.                 NR             7.50%       1/01/26    $    4,100       $    4,170,192
                                                                                         --------------
                                                                                              6,649,772
----------------------------------------------------------------------------------------
Illinois  10.0%
Cary Illinois Spec. Tax,
 Spec. Svc. Area No. 1,
 Cambridge A                      NR             7.625       3/01/30         4,000            4,256,840
 Spec. Svc. Area No. 2,
 Foxford Hill                     NR             7.50        3/01/30         5,000            5,177,300
Chicago Illinois Proj. & Ref.,
 Ser. C                           Aaa            5.50        1/01/40         7,870            8,180,393
Chicago Illinois Brd. Educ. Cap.
 Apprec. Sch., Ser. A             Aaa            Zero        12/01/29       10,500            2,319,450
Chicago O'Hare Int'l. Arpt.
 Spec.
 Fac. Rev. Ref. United Airlines
 Proj.,
 Ser. C                           B2             6.30        5/01/16         2,500            1,693,225
 Ser. A                           B2             5.35        9/01/16         4,250            2,568,317
Chicago Wstewtr. Trans. Rev.
 Cap. Apprec. Ref., Ser. A        Aaa            Zero        1/01/23         8,000            2,589,840
Chicago O'Hare Int'l. Arpt.,
 Amer. Airlines Proj., Ser. B     Ba2            8.20        12/01/24        1,000            1,010,180
Gilberts Illinois Spl. Svc. Area
 No. 9, Spl. Tax, Big Timber
 Proj.                            NR             7.75        3/01/27         5,000            5,229,600
Illinois Educ. Fac. Auth. Rev.
 Loyola Univ., Ser. A             Aaa            5.70        7/01/24        21,115(e)        22,209,813
Illinois Hlth. Fac. Auth. Rev.
 Reg. YCNS                        Aaa            9.12        8/15/14         5,000            5,587,500
Illinois St. Hlth. Facs. Auth.
 Rev.,
 Midwest Physician Group Ltd.
 Proj.                            BBB-(b)        8.10        11/15/14        2,850(c)         3,308,394
 Proj.                            BBB-(b)        8.125       11/15/19        3,285(c)         3,854,159
Kane & De Kalb Cntys. Sch.,
 Dist. No. 301, Cap. Apprec.,
 A.M.B.A.C.                       Aaa            Zero        12/01/11        3,360            2,179,296
 A.M.B.A.C.                       Aaa            Zero        12/01/13        4,065            2,340,830

    16                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Metro. Pier & Expo. Auth.
 Illinois Dedicated ST. Tax Rev.  Aaa            Zero        6/15/28    $   15,000       $    3,643,350
Robbins Illinois Res. Rec. Rev.,
 Restructuring Proj. Ser. A       NR             8.375%      10/15/16        5,031(d)            50,312
 Restructuring Proj. Ser. B       NR             8.375       10/15/16        1,969(d)            19,688
 Restructuring Proj. Ser. C       NR             7.25        10/15/09          664              526,494
 Restructuring Proj. Ser. C       NR             7.25        10/15/24        3,376            2,194,095
 Restructuring Proj. Ser. D       NR             Zero        10/15/09        1,567              611,120
Springfield Illinois Elec. Rev.
 Sr. Lien                         Aaa            5.50        3/01/13         4,000            4,398,960
Winnebago Cnty. Hsg. Auth., Park
 Tower Assoc., Sec. 8             NR             8.125       1/01/11         3,237            3,360,173
                                                                                         --------------
                                                                                             87,309,329
----------------------------------------------------------------------------------------
Indiana  1.3%
Bluffton Econ. Dev. Rev., Kroger
 Co. Proj.                        Baa3           7.85        8/01/15         7,500(e)         7,809,150
Center Grove Indiana First Mtge.  Aaa            5.50        7/15/15         3,120            3,340,116
                                                                                         --------------
                                                                                             11,149,266
----------------------------------------------------------------------------------------
Iowa  3.6%
City of Cedar Rapids Rev.,
 First Mtge., Cottage Grove
 Place Proj.                      AAA(b)         9.00        7/01/18         9,375(c)(e)     11,478,094
 First Mtge., Cottage Grove
 Place Proj.                      AAA(b)         9.00        7/01/25         4,435(c)         5,429,903
Iowa St. Fin. Auth., Hlthcare.
 Facs. Rev., Mercy Hlth.
 Initiatives Proj.                NR             9.25        7/01/25        10,000(e)        12,018,200
Tobacco Settlement Auth. Rev.,
 Asset Bkd., Ser. B.              A1             5.60        6/01/35         2,500            2,420,550
                                                                                         --------------
                                                                                             31,346,747
----------------------------------------------------------------------------------------
Kansas  0.7%
Sedgwick Cnty. Unified Sch.
 Dist. No. 259 Wichita            Aa3            5.375       9/01/13         5,740            6,307,514

    See Notes to Financial Statements                                     17

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Kentucky  1.4%
Kentucky Econ. Dev. Fin. Auth.
 Hlth. Sys., Rev.                 NR             6.50%       10/01/20   $    2,500       $    2,624,650
Kentucky Econ. Dev. Fin. Auth.,
 Norton Hlthcare. Inc., Ser. A    NR             6.625       10/01/28        5,625            5,908,556
Owensboro Elec. Lt. & Pwr. Rev.,
 Ser. B, A.M.B.A.C.               Aaa            Zero        1/01/16         6,650(e)         3,349,539
                                                                                         --------------
                                                                                             11,882,745
----------------------------------------------------------------------------------------
Louisiana  1.7%
Hodge Util. Rev., Stone
 Container Corp., A.M.T.          NR             9.00        3/01/10         6,320            6,358,299
New Orleans Gen. Oblig., Cap.
 Apprec., A.M.B.A.C.              Aaa            Zero        9/01/18         3,090            1,315,042
New Orleans Home Mtge. Auth.
 Rev., Sngl. Fam. Mtge., Ser. A,
 G.N.M.A., A.M.T.                 Aaa            8.60        12/01/19        1,590            1,592,099
West Feliciana Parish Poll.
 Ctrl. Rev., Gulf St. Util. Co.
 Proj.                            NR             9.00        5/01/15         5,250            5,417,948
                                                                                         --------------
                                                                                             14,683,388
----------------------------------------------------------------------------------------
Maine  0.5%
Maine Hlth. & Higher Edl. Facs.
 Auth. Rev.
 Piper Shores, Ser. A             NR             7.50        1/01/19         1,000            1,031,630
 Piper Shores, Ser. A             NR             7.55        1/01/29         3,000            3,060,900
                                                                                         --------------
                                                                                              4,092,530
----------------------------------------------------------------------------------------
Maryland  1.7%
Anne Arundel Cnty. Spec. Oblig.,
 Arundel Mills Proj.              NR             7.10        7/01/29         3,000            3,236,310
Maryland St. Hlth. & Higher Edl.
 Facs. Auth. Rev.                 Baa1           6.75        7/01/30         5,000(e)         5,464,250
Northeast Wste. Disp. Auth.,
 Sludge Comp. Facs.               NR             7.25        7/01/07         2,765            2,866,945
 Sludge Comp. Facs., A.M.T.       NR             8.50        7/01/07         2,595            2,747,690
                                                                                         --------------
                                                                                             14,315,195

    18                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Massachusetts  3.0%
Boston Ind. Dev. Fin. Auth.
 Rev., First Mtge. Springhouse
 Proj.                            Aaa            9.25%       7/01/15    $    7,325(c)(e) $    8,834,829
Mass. St. Coll. Bldg. Proj. &
 Ref. Bonds                       Aa2            7.50        5/01/14         1,750(e)         2,265,480
Mass. St. Hlth. & Edl. Facs.
 Auth. Rev., Cardinal Cushing
 Gen. Hosp.                       NR             8.875       7/01/18         7,300            7,332,923
Mass. St. Tpke. Auth. Met. Hgwy.
 Sys. Rev.                        Aaa            Zero        1/01/28         6,000            1,533,120
Randolph Hsg. Auth., Multifam.
 Hsg., Liberty Place Proj.,
 Ser. A                           NR             9.00        12/01/21        5,595            5,664,266
                                                                                         --------------
                                                                                             25,630,618
----------------------------------------------------------------------------------------
Michigan  2.8%
Grand Rapids Dev. Auth., Cap.
 Apprec., M.B.I.A.                Aaa            Zero        6/01/12         3,000            1,882,920
Kalamazoo Michigan Hosp. Fin.
 Auth., Hosp. Fac. Rev.           Aaa            8.008(f)    6/01/11         2,000            2,180,000
Michigan St. Strategic Fd. Ltd.
 Oblig. Rev. Ref.,
 Detroit Edison Poll Ctl. C       A3             5.45        9/01/29         5,000            5,056,500
 Detroit Edison Poll Ctl. C       A3             5.65        9/01/29         5,000            5,075,700
Michigan St. Hosp. Fin. Auth.
 Rev., Saratoga Cmnty. Hosp.      NR             8.75        6/01/10         5,065(c)         5,309,690
Michigan St. Strategic Fd. Res.
 Recovery Ltd. Oblig. Rev.,
 Central Wayne Energy Rec. A      NR             7.00        7/01/27         6,500(d)         3,867,500
 Central Wayne Energy Rec. A,
 A.M.T.                           NR             6.90        7/01/19         1,500(d)           892,500
                                                                                         --------------
                                                                                             24,264,810
----------------------------------------------------------------------------------------
Minnesota  3.4%
Minneapolis & St. Paul Minnesota
 Metro. Arpts. Comm. Spl. Fac.
 Rev.                             NR             7.00        4/01/25         3,000            2,364,840

    See Notes to Financial Statements                                     19

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Minnesota Agricultural & Econ.
 Dev. Rev.,
 Fairview Hlthcare. Sys., Ser. A  A2             6.375%      11/15/22   $   15,000       $   16,157,700
 Fairview Hlthcare. Sys., Ser. A  A2             6.375       11/15/29        3,000            3,200,340
Southern Minnesota Mun. Pwr.
 Agcy. Pwr. Supply Sys. Rev.,
 Ser. A                           Aaa            Zero        1/01/26         9,880            2,817,282
 Ser. B                           Aaa            5.75        1/01/18         5,000            5,218,550
                                                                                         --------------
                                                                                             29,758,712
----------------------------------------------------------------------------------------
Missouri  0.2%
Missouri St. Hlth. And Edl.
 Facs. Auth., Hlth. Facs. Rev.    A2             6.125       12/01/19        1,250            1,334,725
----------------------------------------------------------------------------------------
Nevada  0.6%
Clark Cnty. Impvt. Dist., No.
 121 Southern Highlands Area      NR             7.50        12/01/19        5,000            5,361,400
----------------------------------------------------------------------------------------
New Hampshire  0.6%
New Hampshire Higher Edl. &
 Hlth. Facs. Auth. Rev., Antioch
 College                          NR             7.875       12/01/22        5,095(e)         5,446,963
----------------------------------------------------------------------------------------
New Jersey  5.4%
New Jersey Econ. Dev. Auth.
 Continental Airlines, Inc.
 Proj.                            B2             6.25        9/15/29         7,650            5,633,307
 Continental Airlines, Inc.
 Proj.                            B2             6.25        9/15/19         3,000            2,316,840
 Cap. Apprec. Kapkowski Rd.,
 Ser. A                           NR             Zero        4/01/12         1,115              581,394
 Fellowship Vlge., Proj. A        Aaa            9.25        1/01/25        11,500(c)(e)     13,833,120
 Kapkowski Rd., Ser. A            NR             6.375       4/01/31         7,000            7,266,490
 Newark Arpt. Marriot Hotel Ref.  Ba2            7.00        10/01/14        3,800            3,848,526
New Jersey Hlthcare. Facs.
 Fin. Auth.,
 Rev.                             NR             7.25        7/01/27         2,000            2,010,680
 Rev.                             Baa3           6.75        7/01/24         1,000            1,002,250
 Rev.                             Baa2           6.875       7/01/30         2,000            2,112,560
 Rev.                             NR             8.00        7/01/27         5,000            4,317,500

    20                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Jersey St. Edl. Facs. Auth.
 Rev., Felician College of Lodi,
 Ser. D                           NR             7.375%      11/01/22   $    3,935       $    3,924,612
                                                                                         --------------
                                                                                             46,847,279
----------------------------------------------------------------------------------------
New York  2.9%
Brookhaven New York Ind. Dev.
 Agcy. Civic Facs. Rev.           NR             8.25        11/15/30        4,000            4,014,120
Metro. Trans. Auth. Facs. Rev.,
 Ser. N, F.G.I.C.                 Aaa            Zero        7/01/13         2,785(e)         1,662,784
New York City Ind. Dev. Agcy.,
 Civic Touro College Proj., Ser.
 A                                Ba3            6.35        6/01/29         5,600(e)         5,125,792
 Rev., Ref. Laguardia Assoc.
 L.P. Proj.                       NR             6.00        11/01/28        4,000            3,544,080
New York City Mun. Wtr. Fin.
 Auth. Wtr. & Swr. Syst. Rev.     Aaa            6.67        6/15/09        10,000           10,987,500
                                                                                         --------------
                                                                                             25,334,276
----------------------------------------------------------------------------------------
North Carolina  1.2%
Charlotte North Carolina Ref.     Aaa            5.40        6/01/17         3,965            4,146,121
North Carolina Mun. Pwr. Agcy.
 No. 1 Catawba El. Rev.           Aaa            5.60        1/01/20         6,000            6,172,860
                                                                                         --------------
                                                                                             10,318,981
----------------------------------------------------------------------------------------
North Dakota  0.9%
Ward Cnty. ND Hlthcare. Facs.
 Rev. Ref. Trinity Oblig.
 Group A                          BBB+(b)        6.25        7/01/26         6,110            6,113,055
 Group B                          BBB+(b)        6.25        7/01/21         2,000            2,007,020
                                                                                         --------------
                                                                                              8,120,075
----------------------------------------------------------------------------------------
Ohio  3.7%
Cleveland Ohio Arpt. Spl. Rev.
 Continental Airlines, Inc.
 Proj.                            B2             5.375       9/15/27         5,000            3,123,450
Cleveland Pub. Pwr. Sys. Rev.,
 First Mtge., M.B.I.A.            Aaa            Zero        11/15/12        1,000              615,180
 First Mtge., M.B.I.A.            Aaa            Zero        11/15/13        1,500              868,605

    See Notes to Financial Statements                                     21

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Mahoning Valley San. Dist. Wtr.
 Rev.                             NR             7.75%       5/15/19    $    8,000(c)(e) $    9,127,840
Ohio St. Solid Wste. Rev.,
 CSC Ltd. Proj., A.M.T.           NR             8.50        8/01/22         7,000(d)               700
 Rep. Eng. Steels, Inc., A.M.T.   NR             9.00        6/01/21         2,250(d)            83,250
Ohio St. Wtr. Dev. Auth. Poll.
 Ctrl. Facs., First Mtge.,
 Toledo Edison, A.M.T.            Baa2           8.00        10/01/23        5,500            5,968,710
Richland Cnty. Hosp. Facs. Rev.,
 Ref. Medcentral Hlth. Sys.,
 Ser. A                           A-(b)          6.125       11/15/16        1,000            1,061,150
 Ser. B                           A-(b)          6.375       11/15/30        4,000            4,089,560
Stark Cnty. Hlthcare. Facs.
 Rev., Rose Lane, Inc. Proj.      NR             9.00        12/01/23        6,135(c)         6,745,985
                                                                                         --------------
                                                                                             31,684,430
----------------------------------------------------------------------------------------
Pennsylvania  5.5%
Berks Cnty. Mun. Auth. Rev.,
 Alvernia Coll. Proj.             NR             7.75        11/15/16        5,240(e)         5,482,717
Dauphin Cnty. Gen. Auth. Hosp.
 Rev., NW Med. Ctr. Proj.         BBB-(b)        8.625       10/15/13        5,635            6,134,036
Delaware Cnty. Ind. Dev. Auth.
 Rev.,
 Ref. Res. Rec. Facs., Ser. A     B2             6.00        1/01/09         6,500            6,886,945
 Ref. Res. Rec. Facs., Ser. A     B2             6.20        7/01/19         8,150            8,428,485
Philadelphia Auth. Ind. Dev.
 Rev.                             NR             7.75        12/01/17        5,000            5,216,050
Philadelphia Hosps. & Higher
 Edl. Facs. Auth. Rev.,
 Grad. Hlth. Sys.                 Ca             7.00        7/01/05         1,677(d)           274,735
 Grad. Hlth. Sys.                 Ca             7.25        7/01/18         2,305(d)           377,486
 Grad. Hlth. Sys., Ser. A.        Ca             6.25        7/01/13         2,046(d)           335,177
 Hosp. Rev.                       Baa2           6.50        11/15/22        2,300            2,263,683
Pittsburgh Wtr. & Swr. Syst.
 Rev.
 Cap. Apprec. First Lien, Ser. B  Aaa            Zero        9/01/27         5,000            1,264,550

    22                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Somerset Cnty. Hosp. Auth. Rev.,
 Hlthcare. First Mtge.            NR             8.40%       6/01/09    $    1,915       $    1,949,547
 Hlthcare. First Mtge.            NR             8.50        6/01/24         8,805            8,963,402
                                                                                         --------------
                                                                                             47,576,813
----------------------------------------------------------------------------------------
Rhode Island  1.1%
Rhode Island Redev. Agcy., Ser.
 A                                NR             8.00        9/01/24         9,640            9,854,297
----------------------------------------------------------------------------------------
South Carolina  0.9%
So. Carolina Jobs Econ. Dev.,
 Solid Wste. Recycling Facs.
 Rev.                             NR             9.00        12/01/11        2,000              400,000
South Carolina St. Pub. Svc.
 Auth. Rev.                       Aaa            8.825(f)    6/28/13         7,000            7,603,750
                                                                                         --------------
                                                                                              8,003,750
----------------------------------------------------------------------------------------
South Dakota  0.5%
So. Dakota Econ. Dev. Fin.
 Auth., Dakota Park, A.M.T.       NR             10.25       1/01/19         4,685            4,705,895
----------------------------------------------------------------------------------------
Tennessee  3.7%
Memphis Center City Rev. Fin.
 Corp., Ser. B                    NR             6.50        9/01/28        26,000           25,739,740
Rutherford Cnty. Hlth. & Edl.
 Facs. Brd., First Mtge. Rev.     NR             9.50        12/01/19        6,300            6,761,538
                                                                                         --------------
                                                                                             32,501,278
----------------------------------------------------------------------------------------
Texas  3.2%
Austin Hsg. Fin. Corp.,
 Multifam. Hsg. Rev., Stony
 Creek, Ser. A                    NR             7.75        11/01/29        9,380            9,921,414
Houston Arpt. Sys., Spec. Facs.
 Continental Airlines, Ser. C     B1             6.125       7/15/27         5,775            4,034,993
Katy Texas Dev. Auth. Rev., Tax
 Increment Contract, Ser. B       NR             6.00        6/01/18         4,000            3,942,000
Keller Ind. Sch. Dist., Cap.
 Apprec. Ref., Ser. A, P.S.F.G.   Aaa            Zero        8/15/17         4,075            1,848,461
Meadow Parc Dev. Inc. Multifam.
 Rev. Hsg. Meadow Proj.           NR             6.50        12/01/30        4,960            4,688,390

    See Notes to Financial Statements                                     23

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Braunfels Ind. Sch. Dist.,
 Cap. Apprec., P.S.F.G.           Aaa            Zero        2/01/12    $    2,365       $    1,500,261
Texas Mun. Pwr. Agcy. Rev.,
 M.B.I.A.                         Aaa            Zero        9/01/15         3,300            1,693,791
                                                                                         --------------
                                                                                             27,629,310
----------------------------------------------------------------------------------------
Utah  0.1%
Carbon Cnty. Solid Wste. Disp.
 Rev. Ref., Laidlaw
 Environmental, Ser. A, A.M.T.    NR             7.45%       7/01/17         1,000            1,029,790
Tooele Cnty. Poll. Ctrl. Rev.
 Ref., Laidlaw Environmental,
 Ser. A, A.M.T.                   NR             7.55        7/01/27         4,000(d)            30,000
                                                                                         --------------
                                                                                              1,059,790
----------------------------------------------------------------------------------------
Virginia  1.6%
Loudoun Cnty. Ind. Dev. Auth.
 Rev.                             Baa2           7.125       9/01/15         2,000            2,067,680
Norfolk Redev. & Hsg. Auth.,
 Multifam. Rental Hsg. Facs.
 Rev., A.M.T.                     NR             8.00        9/01/26         5,925            5,946,626
Pittsylvania Cnty. Ind. Dev.
 Auth. Rev. Multitrade, A.M.T.    NR             7.55        1/01/19         2,500            2,487,725
Pocahontas Pkwy. Assoc. Toll Rd.
 Rev., Cap. Apprec.,
 Ser. B                           Baa3           Zero        8/15/16         7,000            2,407,090
 Ser. C                           Ba1            Zero        8/15/16         3,300              897,633
                                                                                         --------------
                                                                                             13,806,754
----------------------------------------------------------------------------------------
Washington  1.7%
Bellevue Conv. Ctr. Auth.,
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/10           870              614,951
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/11         1,200              805,944
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/12         1,300              824,668
 King City, Oblig. Rev.,
 M.B.I.A.                         Aaa            Zero        2/01/14         1,385              778,356
Seattle Washington Mun. Lt. &
 Pwr. Rev.                        Aaa            5.50        3/01/18         5,680            5,971,498

    24                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Washington St. Pub. Pwr. Supply
 Sys. Rev., Nuclear Proj. No. 1,
 Ser. B                           Aa1            7.25%       7/01/09    $    5,000       $    5,865,800
                                                                                         --------------
                                                                                             14,861,217
----------------------------------------------------------------------------------------
West Virginia  1.6%
So. Charleston Ind. Dev. Rev.,
 Union Carbide Chem. & Plastics
 Co., A.M.T.                      A2             8.00        8/01/20         2,450            2,480,870
West Virginia St. Hosp. Fin.
 Auth. Hosp. Rev., Oak Hill
 Hospital, Ser. B                 A2             6.75        9/01/30         7,000            7,668,990
West Virginia St. Pkwys. Econ.
 Dev. & Tourism Auth., F.G.I.C.   Aaa            9.096(f)    5/16/19         3,250            3,538,437
                                                                                         --------------
                                                                                             13,688,297
----------------------------------------------------------------------------------------
Wisconsin  3.6%
Oconto Falls Cmnty. Dev. Auth.
 Dev. Rev.                        NR             8.125       12/01/22        1,480            1,277,388
 Dev. Rev., Oconto Falls Tissue,
 Inc. Proj., A.M.T.               NR             7.75        12/01/22        8,600            7,170,508
Wisconsin Pub. Pwr. Inc. Sys.
 Pwr. Sup. Sys. Rev.              Aaa            5.44        7/01/14        11,400           11,880,966
Wisconsin St. Hlth. & Edl. Facs.
 Auth. Rev.,
 Froedert & Cmnty. Hlth. Oblig.   A+(b)          5.375       10/01/30        3,500            3,380,370
 Mercy Hosp. of Janesville, Inc.  A2             6.60        8/15/22         4,040            4,152,474
 Agnesian Hlthcare., Inc.         A3             6.00        7/01/30         3,000            3,079,350
                                                                                         --------------
                                                                                             30,941,056
----------------------------------------------------------------------------------------
Wyoming  0.4%
Wyoming Cmnty. Dev. Auth. Hsg.
 Rev., Ser. 4                     Aa2            5.85        6/01/28         3,655            3,746,521
                                                                                         --------------
Total long-term investments
 (cost $860,586,525)                                                                        865,996,743
                                                                                         --------------

    See Notes to Financial Statements                                     25

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS  0.1%
----------------------------------------------------------------------------------------
Texas  0.1%
Port Arthur Texas Navigation
 Dist. Environmental Facs. Rev.
 (cost $1,260,000)                NR             2.35%       11/7/01    $    1,260       $    1,260,000
                                                                                         --------------
OUTSTANDING CALL OPTION PURCHASED(g)
                                                             Expiration
                                                             Date       Contracts
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bond Future,
 Oct. 01 @ $340
 (cost $212,299)                                             11/23/01          250               37,520
                                                                                         --------------
Total Investments  99.7%
 (cost $862,058,824; Note 4)                                                                867,294,263
Other assets in excess of
 liabilities  0.3%                                                                            2,249,036
                                                                                         --------------
Net Assets  100%                                                                         $  869,543,299
                                                                                         --------------
                                                                                         --------------

    26                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    F.G.I.C.--Financial Guaranty Insurance Company
    G.N.M.A.--Government National Mortgage Association
    L.P.--Limited Partnership
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
    R.I.B.S.--Residual Interest Bearing Securities
(b) Standard & Poor's Rating.
(c) Prerefunded issues are secured by escrowed cash and direct U.S. guaranteed obligations.
(d) Issuer in default of interest payment. Non-income producing security.
(e) All or partial principal amount segregated as initial margin on financial futures contracts.
(f) Inverse floating rate bond. The coupon is inversely indexed to a floating rate. The rate shown is the rate at period end.
(g) Non-income producing security.
NR--Not Rated by Moody's or Standard & Poor's.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     27

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $862,058,824)                          $  867,294,263
Interest receivable                                                    16,583,529
Receivable for investment sold                                         10,907,079
Receivable for Series shares sold                                         911,015
Deferred expenses and other assets                                         17,756
                                                                  ----------------
      Total assets                                                    895,713,642
                                                                  ----------------
LIABILITIES
Payable to custodian                                                      189,558
Payable for investments purchased                                      22,835,474
Dividends payable                                                       1,237,514
Payable for Series shares reacquired                                    1,069,537
Management fee payable                                                    369,627
Distribution fee payable                                                  261,473
Accrued expenses and other liabilities                                    120,102
Due to Broker--variation margin                                            87,058
                                                                  ----------------
      Total liabilities                                                26,170,343
                                                                  ----------------
NET ASSETS                                                         $  869,543,299
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                           $      845,900
   Paid-in capital in excess of par                                   922,912,664
                                                                  ----------------
                                                                      923,758,564
   Undistributed net investment income                                  1,260,619
   Accumulated net realized loss on investments                       (60,599,010)
   Net unrealized appreciation of investments                           5,123,126
                                                                  ----------------
Net assets, October 31, 2001                                       $  869,543,299
                                                                  ----------------
                                                                  ----------------

    28                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  October 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($524,403,137
      / 51,014,859 shares of beneficial interest issued and
      outstanding)                                                         $10.28
   Maximum sales charge (3% of offering price)                                .32
                                                                  ----------------
   Maximum offering price to public                                        $10.60
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($309,510,416 / 30,108,539 shares of beneficial
      interest issued and outstanding)                                     $10.28
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($29,335,677
      / 2,853,726 shares of beneficial interest issued and
      outstanding)                                                         $10.28
   Sales charge (1% of offering price)                                        .10
                                                                  ----------------
   Offering price to public                                                $10.38
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($6,294,069 / 612,875 shares of beneficial interest
      issued and outstanding)                                              $10.27
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     29

       Prudential Municipal Bond Fund      High Income Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $ 28,993,199
                                                                  ----------------
Expenses
   Management fee                                                      2,216,552
   Distribution fee--Class A                                             663,355
   Distribution fee--Class B                                             803,538
   Distribution fee--Class C                                             106,714
   Transfer agent's fees and expenses                                    163,000
   Custodian's fees and expenses                                          73,000
   Reports to shareholders                                                65,000
   Registration fees                                                      40,000
   Legal fees                                                             15,000
   Trustees' fees and expenses                                            15,000
   Audit fee                                                               8,000
   Insurance expense                                                       3,000
   Miscellaneous                                                          33,769
                                                                  ----------------
      Total expenses                                                   4,205,928
                                                                  ----------------
Net investment income                                                 24,787,271
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                            (3,943,975)
   Financial futures transactions                                        511,972
   Interest rate swap                                                   (761,623)
                                                                  ----------------
                                                                      (4,193,626)
                                                                  ----------------
Net change in unrealized appreciation (depreciation) of:
   Investments                                                        19,212,780
   Financial futures contracts                                          (214,657)
   Interest rate swap                                                    (54,559)
                                                                  ----------------
                                                                      18,943,564
                                                                  ----------------
Net gain on investments                                               14,749,938
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 39,537,209
                                                                  ----------------
                                                                  ----------------

    30                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended              Ended
                                                  October 31, 2001    April 30, 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $ 24,787,271      $   55,582,733
   Net realized gain (loss) on investment
      transactions                                    (4,193,626)        (18,975,937)
   Net change in unrealized depreciation of
      investments                                     18,943,564           8,040,605
                                                  ----------------    --------------
   Net increase (decrease) in net assets
      resulting from operations                       39,537,209          44,647,401
                                                  ----------------    --------------
Dividends from net investment income (Note 1)
      Class A                                        (15,104,534)        (31,249,124)
      Class B                                         (8,759,875)        (21,302,368)
      Class C                                           (742,236)         (1,520,795)
      Class Z                                           (179,850)           (443,964)
                                                  ----------------    --------------
                                                     (24,786,495)        (54,516,251)
                                                  ----------------    --------------
Series share transactions (net of share
   conversions) (Note 5):
   Net proceeds from shares sold                      28,008,987          80,589,472
   Net asset value of shares issued in
      reinvestment of dividends                       11,169,314          24,810,273
   Cost of shares reacquired                         (64,469,760)       (215,024,810)
                                                  ----------------    --------------
   Net increase (decrease) in net assets from
      Series share transactions                      (25,291,459)       (109,625,065)
                                                  ----------------    --------------
Total increase (decrease)                            (10,540,745)       (119,493,915)
NET ASSETS
Beginning of period                                  880,084,044         999,577,959
                                                  ----------------    --------------
End of period(a)                                    $869,543,299      $  880,084,044
                                                  ----------------    --------------
                                                  ----------------    --------------
---------------
(a) Includes undistributed net investment
income of                                           $  1,260,619      $    1,259,843
                                                  ----------------    --------------
                                                  ----------------    --------------

    See Notes to Financial Statements                                     31

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited)

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS  98.8%
----------------------------------------------------------------------------------------
Alabama  1.3%
Jefferson Cnty., Swr. Rev.
 Wste., Cap. Impvt., Ser. A,
 F.G.I.C.                         Aaa            5.75%       2/01/38    $    4,150       $    4,404,976
----------------------------------------------------------------------------------------
Alaska  1.5%
Anchorage Hosp. Rev., Sisters of
 Providence, A.M.B.A.C.,
 T.C.R.S.                         Aaa            7.125       10/01/05        5,000            5,119,350
----------------------------------------------------------------------------------------
Arizona  2.3%
Maricopa Cnty. Sch. Dist. No.
 69, Ser. E, F.G.I.C.             Aaa            6.80        7/01/12         3,700            4,560,953
Tucson Str. & Hwy. User Rev.,
 Jr. Lien, Ser. 1994-E, F.G.I.C.  Aaa            5.00        7/01/17         3,000            3,082,620
                                                                                         --------------
                                                                                              7,643,573
----------------------------------------------------------------------------------------
Arkansas  0.6%
Little Rock Sch. Dist., Gen.
 Oblig., Ser. C, F.S.A.           Aaa            5.00        2/01/15         2,090            2,185,931
----------------------------------------------------------------------------------------
California  8.1%
Castaic Lake Wtr. Agcy., Rev.,
 Cap. Apprec., A.M.B.A.C.         Aaa            Zero        8/01/21        10,445            3,767,720
 Cap. Apprec., A.M.B.A.C.         Aaa            Zero        8/01/23        10,445            3,362,246
Contra Costa Wtr. Dist., Wtr.
 Rev., Ser. E, A.M.B.A.C.         Aaa            6.25        10/01/12        1,455            1,731,203
Inland Empire Solid Wste.,
 Landfill Impvt., Proj. B,
 F.S.A., A.M.T.                   Aaa            6.00        8/01/16         2,000            2,310,960
Roseville Joint Union H.S., Cap.
 Apprec., Ser. B, F.G.I.C.        Aaa            Zero        8/01/13         2,015            1,201,665
San Diego Cnty. Wtr. Rev., Ctfs.
 of Part., F.G.I.C.               Aaa            8.862(c)    4/26/06         5,800            7,025,250
San Joaquin Hills Trans., Toll
 Rev., Cap. Apprec., Ser. A,
 M.B.I.A.                         Aaa            Zero        1/15/32        10,000            2,023,600

    32                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
South Orange Cnty. Pub. Fin.,
 Foothill Area Proj., Ser. C,
 F.G.I.C.                         Aaa            8.00%       8/15/08    $    2,000       $    2,553,400
Victor Elementary Sch. Dist.,
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        6/01/17         3,550            1,661,968
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        6/01/18         3,700            1,620,748
                                                                                         --------------
                                                                                             27,258,760
----------------------------------------------------------------------------------------
Colorado  2.9%
Denver City & Cnty. Arpt. Rev.,
 Ser. C, M.B.I.A., A.M.T.         Aaa            5.60        11/15/11        5,000            5,310,900
E-470 Pub. Hwy. Auth. Rev.,
 Cap. Apprec., Ser. B, M.B.I.A.   Aaa            Zero        9/01/30         5,000            1,087,950
Jefferson Cnty. Sngl. Fam. Mtge.
 Rev., Ser. A, M.B.I.A.           Aaa            8.875       10/01/13           80               82,483
Northwest Pkwy. Pub. Hwy. Auth.,
 Ser. A, A.M.B.A.C.               Aaa            5.50        6/15/18         3,095            3,291,780
                                                                                         --------------
                                                                                              9,773,113
----------------------------------------------------------------------------------------
District of Columbia  4.2%
Dist. of Columbia, Gen. Oblig.,
 Ser. A, M.B.I.A.                 Aaa            6.50        6/01/10         6,000            7,122,305
Dist. of Columbia Hosp. Rev.,
 Medlantic Hlthcare. Grp. A.,
 M.B.I.A.                         Aaa            5.875       8/15/19         3,500            3,825,045
 M.B.I.A.                         Aaa            5.75        8/15/26         3,000            3,194,790
                                                                                         --------------
                                                                                             14,142,140
----------------------------------------------------------------------------------------
Florida  2.4%
Brevard Cnty. Hlth. Facs. Auth.,
 Holmes Reg'l. Med. Ctr. Proj.,
 M.B.I.A.                         Aaa            5.60        10/01/10        6,000            6,487,740
Florida St. Bd. of Ed., Lottery
 Rev., Ser. A, F.G.I.C.           Aaa            5.75        7/01/19         1,500            1,627,560
                                                                                         --------------
                                                                                              8,115,300

    See Notes to Financial Statements                                     33

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Georgia  1.9%
Atlanta Arpt. Facs. Rev., Ser.
 A, A.M.B.A.C.                    Aaa            6.50%       1/01/10    $    2,000       $    2,340,740
Georgia Mun. Elec. Auth., Pwr.
 Rev., Ser. B, M.B.I.A.           Aaa            6.20        1/01/10         3,495            4,047,070
                                                                                         --------------
                                                                                              6,387,810
----------------------------------------------------------------------------------------
Hawaii  2.6%
Hawaii Dept. Budget & Fin.,
 Hawaiian Electric Co. Projs.,
 Ser. C, A.M.B.A.C., A.M.T.       Aaa            6.20        11/01/29        8,000            8,745,280
----------------------------------------------------------------------------------------
Idaho  0.6%
Idaho Hsg. & Fin. Assoc., Singl.
 Fam. Mtge., Ser. E, A.M.T.       Aaa            5.55        7/01/31         1,835            1,941,503
----------------------------------------------------------------------------------------
Illinois  8.1%
Chicago City Coll., Cap.
 Apprec., F.G.I.C.                Aaa            Zero        1/01/30        10,000            2,229,500
Chicago Gas Supply Rev.,
 People's Gas, A.M.B.A.C.,
 T.C.R.S.                         Aaa            6.10        6/01/25         7,400            8,044,688
Chicago, Gen. Oblig.,
 Ser. A, F.G.I.C.                 Aaa            6.75        1/01/35         2,000(e)         2,451,500
Chicago Midway Arpt. Rev.,
 Ser. B, M.B.I.A., A.M.T.         Aaa            5.75        1/01/22         5,000            5,209,550
Chicago O' Hare Int'l. Arpt.,
 Pass. Facs. Chrg., Ser. A,
 A.M.B.A.C.                       Aaa            5.625       1/01/15         2,000            2,113,800
Onterie Ctr. Hsg. Fin. Corp.,
 Mtge. Rev.,
 Ser. A, M.B.I.A.                 Aaa            7.00        7/01/12         1,575            1,631,558
 Ser. A, M.B.I.A.                 Aaa            7.05        7/01/27         5,400            5,631,228
                                                                                         --------------
                                                                                             27,311,824
----------------------------------------------------------------------------------------
Kansas  0.6%
Saline Cnty. Unif. Sch. Dist.,
 Gen. Oblig., F.S.A.              Aaa            5.50        9/01/17         2,000            2,147,520

    34                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Kentucky  1.6%
Louisville & Jefferson Cnty.
 Swr., Ser. A, M.B.I.A.           Aaa            5.50%       5/15/34    $    5,000       $    5,269,950
----------------------------------------------------------------------------------------
Louisiana  1.2%
New Orleans Fin. Auth., Sngl.
 Fam. Mtge., Ser. B-2,
 G.N.M.A./F.N.M.A., A.M.T.        Aaa            6.00        12/01/21        1,125            1,176,176
New Orleans, Gen. Oblig.,
 Cap. Apprec., A.M.B.A.C.         Aaa            Zero        9/01/09         4,000            2,901,720
                                                                                         --------------
                                                                                              4,077,896
----------------------------------------------------------------------------------------
Maryland  1.9%
Maryland St. Cmnty. Dev. Admin.,
 Ser. D, F.H.A., A.M.T.           Aa2            6.20        9/01/20         5,000            5,353,050
Prince Georges Cnty. Hsg., Sngl.
 Fam. Mtge., Ser. A,
 G.N.M.A./F.N.M.A., A.M.T.        AAA(b)         6.15        8/01/19         1,095            1,165,540
                                                                                         --------------
                                                                                              6,518,590
----------------------------------------------------------------------------------------
Massachusetts  1.3%
Massachusetts St. Tnpke. Auth.,
 Cap. Apprec.,
 Ser. A, M.B.I.A.                 Aaa            Zero        1/01/28         3,500              894,320
 Ser. A, M.B.I.A.                 Aaa            Zero        1/01/29        15,000            3,633,300
                                                                                         --------------
                                                                                              4,527,620
----------------------------------------------------------------------------------------
Michigan  3.8%
Detroit Swge. Disp.,
 Rev., F.G.I.C.                   Aaa            9.088(c)    7/01/23         5,000(e)         5,750,000
 Rev., F.G.I.C.                   Aaa            9.088(c)    7/01/23         1,500            1,610,625
Saginaw Hosp. Fin. Auth., Hosp.
 Rev., Ser. C, M.B.I.A.           Aaa            6.50        7/01/11         4,000            4,106,920

    See Notes to Financial Statements                                     35

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Wayne Charter Cnty., Michigan
 Arpt. Rev., Ser. A, M.B.I.A.,
 A.M.T.                           Aaa            5.00%       12/01/28   $    1,250       $    1,215,613
                                                                                         --------------
                                                                                             12,683,158
----------------------------------------------------------------------------------------
Minnesota  3.9%
Bass Brook Poll. Ctrl. Rev.,
 M.B.I.A.                         Aaa            6.00        7/01/22         1,600            1,661,104
Becker Indpt. Sch. Dist. No.
 726.,
 Ser. A, F.S.A.                   Aaa            6.00        2/01/15         1,610            1,811,379
 Ser. A, F.S.A.                   Aaa            6.00        2/01/16         1,750            1,957,235
Minneapolis & St. Paul Met.
 Arpts.,
 Ser. A, F.G.I.C.                 Aaa            5.75        1/01/32         4,285            4,570,595
 Ser. C. F.G.I.C.                 Aaa            5.50        1/01/19         3,000            3,117,960
                                                                                         --------------
                                                                                             13,118,273
----------------------------------------------------------------------------------------
Missouri  1.3%
Missouri St. Hlth. & Edl. Facs.
 Rev., SSM Hlthcare.,
 Ser. AA, M.B.I.A.                Aaa            6.25        6/01/16         1,215            1,261,352
St. Louis Arpt. Rev., Arpt. Dev.
 Proj., Ser. A, M.B.I.A.          Aaa            5.625       7/01/19         3,000            3,160,920
                                                                                         --------------
                                                                                              4,422,272
----------------------------------------------------------------------------------------
Montana  0.6%
Forsyth Poll. Ctrl. Rev., Puget
 Sound Pwr. & Lt. Co., Ser. A,
 A.M.B.A.C.                       Aaa            7.05        8/01/21         2,000            2,047,620
----------------------------------------------------------------------------------------
New Jersey  4.6%
East Orange Bd. of Ed., Ctfs. of
 Part., Cap. Apprec., F.S.A.      Aaa            Zero        2/01/18         2,645            1,178,004
Jersey City Swr. Auth.,
 Rev., A.M.B.A.C.                 Aaa            6.00        1/01/10         2,585            2,975,051
 Rev., A.M.B.A.C.                 Aaa            6.25        1/01/14         4,255            5,052,174

    36                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
New Jersey Econ. Dev. Auth.,
 Sr. Lien, Ser. A, M.B.I.A.       Aaa            5.875%      7/01/11    $    5,900       $    6,448,287
                                                                                         --------------
                                                                                             15,653,516
----------------------------------------------------------------------------------------
New York  15.2%
Islip Res. Rec., Ser. B,
 A.M.B.A.C., A.M.T.               Aaa            7.20        7/01/10         1,750            2,127,965
Long Island Pwr. Auth., New York
 Elec.,
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/25         5,000            1,474,350
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/26         7,500            2,090,325
 Cap. Apprec., F.S.A.             Aaa            Zero        6/01/28         4,735            1,183,277
Metropolitan Trans. Auth., N.Y.
 Trans. Facs.,
 Ser. A, F.S.A.                   Aaa            5.75        7/01/11         5,000            5,486,100
 Ser. C, F.S.A.                   Aaa            5.125       7/01/14         1,585            1,674,156
New York City, Gen. Oblig.,
 Ser. G, M.B.I.A.                 Aaa            5.75        2/01/14         3,000            3,260,820
New York City Mun. Wtr. Fin.
 Auth., Wtr. & Swr. Rev.,
 Ser. B                           Aa2            6.00        6/15/33         4,975(e)         5,910,001
 Ser. B                           Aa2            6.00        6/15/33         3,025            3,529,691
New York St. Envir. Facs.,
 Poll. Ctrl. Rev.                 Aaa            5.70        7/15/12         2,375            2,581,506
 Poll. Ctrl. Rev.                 Aaa            5.75        7/15/13         1,060            1,150,747
 Poll. Ctrl. Rev.                 Aaa            5.80        7/15/14         3,755            4,065,689
New York St. Local Gov't.
 Assistance Corp., Ser. E,
 M.B.I.A.                         Aaa            5.00        4/01/21         5,000            5,144,350
Port Auth. of New York & New
 Jersey, Ser. 99, F.G.I.C.,
 A.M.T.                           Aaa            5.90        11/01/11        7,665            8,135,401
Suffolk Cnty. Judicial Facs.,
 John P. Cohalan Complex,
 A.M.B.A.C.                       Aaa            5.75        10/15/12        3,000            3,396,270
                                                                                         --------------
                                                                                             51,210,648

    See Notes to Financial Statements                                     37

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Ohio  0.9%
Bowling Green St. Univ.,
 F.G.I.C.                         Aaa            5.75%       6/01/16    $    2,815       $    3,107,732
----------------------------------------------------------------------------------------
Oklahoma  2.1%
Norman Reg'l. Hosp. Auth., Rev.,
 Ser. A, M.B.I.A.                 Aaa            5.50        9/01/11         4,110            4,414,140
Oklahoma City Arpt. Trust, Jr.
 Lien, Ser. 24, A.M.B.A.C.,
 A.M.T.                           Aaa            5.75        2/01/18         2,620            2,709,526
                                                                                         --------------
                                                                                              7,123,666
----------------------------------------------------------------------------------------
Pennsylvania  3.7%
Canon McMillan Sch. Dist., Cap.
 Apprec., Ser. A, F.G.I.C.        Aaa            Zero        12/01/27        2,120              535,025
Delaware Riv. Port Auth. of PA &
 NJ, Port Dist. Proj., Ser. B,
 F.S.A.                           Aaa            5.625       1/01/26         2,000            2,128,320
Delaware Valley Reg. Fin., Ser.
 A, A.M.B.A.C.                    Aaa            5.50        8/01/28         6,000            6,555,720
Philadelphia Mun. Auth. Rev.,
 Justice Lease, Ser. A, M.B.I.A.  Aaa            6.90        11/15/03        3,000            3,071,340
                                                                                         --------------
                                                                                             12,290,405
----------------------------------------------------------------------------------------
Puerto Rico  2.6%
Puerto Rico Tel. Auth. Rev.,
 Ser. I, M.B.I.A., R.I.B.S.       Aaa            8.486(c)    1/16/15         3,800(e)         4,189,500
 Ser. M, M.B.I.A., R.I.B.S.       Aaa            8.188(c)    1/25/07         4,100(e)         4,499,750
                                                                                         --------------
                                                                                              8,689,250
----------------------------------------------------------------------------------------
South Carolina  1.8%
Lexington Wtr. & Swr., Rev.,
 Ser. A, M.B.I.A.                 Aaa            5.75        4/01/20         4,180            4,528,487
Univ. of South Carolina, Rev.,
 Ser. A, F.G.I.C.                 Aaa            5.75        6/01/30         1,615            1,730,036
                                                                                         --------------
                                                                                              6,258,523
----------------------------------------------------------------------------------------
Tennessee  1.6%
Metropolitan Gov't. of Nashville
 & Davidson Cnty., Wtr. & Swr.
 Rev., A.M.B.A.C., R.I.B.S.       Aaa            10.03(c)    1/01/22         5,000(e)         5,293,750

    38                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
Texas  5.8%
Austin Util. Sys. Rev.,
 Cap. Apprec., Ser. A,            Aaa            Zero        5/15/03    $      725(e)    $      698,654
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        5/15/03         3,275            3,153,104
Corpus Christi Util. Sys. Rev.,
 Ser. A, F.S.A.                   Aaa            6.00%       7/15/19         3,255            3,581,053
 Ser. A, F.S.A.                   Aaa            6.00        7/15/20         3,450            3,792,999
Houston Arpt. Sys., Rev.          Aaa            7.20        7/01/13         3,585            4,247,580
Keller Indpt. Sch. Dist., Cap.
 Apprec., Ser. A, P.S.F.G.        Aaa            Zero        8/15/15         4,945            2,543,560
Mission Cons. Indpt. Sch. Dist.,
 Gen. Oblig., P.S.F.G.            Aaa            5.75        2/15/19         1,360            1,450,263
                                                                                         --------------
                                                                                             19,467,213
----------------------------------------------------------------------------------------
Vermont  1.2%
Vermont Hsg. Fin. Agcy., Sngl.
 Fam. Mtge., Ser. 13A, F.S.A.,
 A.M.T.                           Aaa            5.45        5/01/26         4,000            4,144,720
----------------------------------------------------------------------------------------
Virginia  0.9%
Virginia Beach Hosp. Rev.,
 Gen. Hosp. Proj.,
 A.M.B.A.C.                       Aaa            6.00        2/15/10         1,220            1,388,775
 A.M.B.A.C.                       Aaa            6.00        2/15/13         1,455            1,684,162
                                                                                         --------------
                                                                                              3,072,937
----------------------------------------------------------------------------------------
Washington  5.1%
Washington St. Hlthcare. Facs.,
 Yakima Valley Mem. Hosp.
 Assoc., Connie Lee               AAA(b)         5.25        12/01/20        2,500            2,521,950
Washington St. Pub. Pwr. Supply,
 Ser. A, M.B.I.A.                 Aaa            5.75        7/01/10         7,000            7,702,030
 Cap. Apprec., Ser. A, M.B.I.A.   Aaa            Zero        7/01/11         5,210            3,453,240
 Cap. Apprec., Ref., Ser. B,
 F.G.I.C., T.C.R.S.               Aaa            Zero        7/01/08         4,500            3,451,230
                                                                                         --------------
                                                                                             17,128,450

    See Notes to Financial Statements                                     39

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

                                                                        Principal
                                  Moody's        Interest    Maturity   Amount           Value
Description (a)                   Rating         Rate        Date       (000)            (Note 1)
------------------------------------------------------------------------------------------------------------
West Virginia  0.6%
West Virginia St. Wtr. Dev.
 Auth., Ser. B, A.M.B.A.C.        Aaa            5.875%      7/01/20    $    1,015       $    1,092,282
West Virginia Univ. Rev.,
 Cap. Apprec., Ser. A,
 A.M.B.A.C.                       Aaa            Zero        4/01/29         4,300            1,019,315
                                                                                         --------------
                                                                                              2,111,597
                                                                                         --------------
Total long-term investments
 (cost $303,574,780)                                                                        333,394,866
                                                                                         --------------
SHORT-TERM INVESTMENT  1.5%
----------------------------------------------------------------------------------------
Illinois
Will Cnty. Solid Wste. Disp.,
 Rev., F.R.D.D.
 (cost $5,100,000)                P-1            2.15        11/01/01        5,100            5,100,000
                                                                                         --------------
Total Investments  100.3%
 (cost $308,674,780; Note 4)                                                                338,494,866
Liabilities in excess of other
 assets  (0.3)%                                                                              (1,129,270)
                                                                                         --------------
Net Assets  100%                                                                         $  337,365,596
                                                                                         --------------
                                                                                         --------------

    40                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Portfolio of Investments as of October 31, 2001 (Unaudited) Cont'd.

(a) The following abbreviations are used in portfolio descriptions:
    A.M.B.A.C.--American Municipal Bond Assurance Corporation A.M.T.--Alternative Minimum Tax
    Connie Lee--College Construction Loan Insurance Association F.G.I.C.--Financial Guaranty Insurance Company
    F.H.A.--Federal Housing Administration
    F.N.M.A.--Federal National Mortgage Association
    F.R.D.D.--Floating Rate Daily Demand Note (d)
    F.S.A.--Financial Security Assurance
    G.N.M.A.--Government National Mortgage Association
    M.B.I.A.--Municipal Bond Insurance Association
    P.S.F.G.--Public School Fund Guaranty
    R.I.B.S.--Residual Interest Bearing Securities
    T.C.R.S.--Transferrable Custodial Receipts
(b) Standard & Poor's rating.
(c) Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at period end.
(d) The maturity date shown is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(e) Prerefunded issues are secured by escrowed cash or direct U.S. government guaranteed obligations.
The Fund's current prospectus contains a description of Moody's and Standard & Poor's ratings.
    See Notes to Financial Statements                                     41

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited)

                                                                  October 31, 2001
----------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $308,674,780)                           $338,494,866
Interest receivable                                                    4,517,359
Receivable for Series shares sold                                      1,001,983
Prepaid expenses and other assets                                          9,109
                                                                  ----------------
      Total assets                                                  $344,023,317
                                                                  ----------------
LIABILITIES
Payable to Custodian                                                     140,986
Payable for investments purchased                                      5,217,606
Payable for Series shares reacquired                                     426,805
Dividends payable                                                        402,539
Management fee payable                                                   142,583
Unrealized depreciation on swap                                          140,722
Accrued expenses                                                         102,490
Distribution fee payable                                                  83,990
                                                                  ----------------
      Total liabilities                                                6,657,721
                                                                  ----------------
NET ASSETS                                                          $337,365,596
                                                                  ----------------
                                                                  ----------------
Net assets were comprised of:
   Shares of beneficial interest, at par                            $    298,324
   Paid-in capital in excess of par                                  310,247,078
                                                                  ----------------
                                                                     310,545,402
   Undistributed net investment income                                   175,422
   Accumulated net realized loss on investments                       (3,034,592)
   Net unrealized appreciation on investments                         29,679,364
                                                                  ----------------
Net assets, October 31, 2001                                        $337,365,596
                                                                  ----------------
                                                                  ----------------

    42                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Assets and Liabilities (Unaudited) Cont'd.

                                                                  October 31, 2001
----------------------------------------------------------------------------------------
Class A:
   Net asset value and redemption price per share ($274,484,834
      / 24,276,014 shares of beneficial interest issued and
      outstanding)                                                        $11.31
   Maximum sales charge (3% of offering price)                               .35
                                                                  ----------------
   Maximum offering price to public                                       $11.66
                                                                  ----------------
                                                                  ----------------
Class B:
   Net asset value, offering price and redemption price per
      share ($54,511,490 / 4,816,462 shares of beneficial
      interest issued and outstanding)                                    $11.32
                                                                  ----------------
                                                                  ----------------
Class C:
   Net asset value and redemption price per share ($4,954,393 /
      437,761 shares of beneficial interest issued and
      outstanding)                                                        $11.32
   Sales charge (1% of offering price)                                       .11
                                                                  ----------------
   Offering price to public                                               $11.43
                                                                  ----------------
                                                                  ----------------
Class Z:
   Net asset value, offering price and redemption price per
      share ($3,414,879 / 302,208 shares of beneficial interest
      issued and outstanding)                                             $11.30
                                                                  ----------------
                                                                  ----------------

    See Notes to Financial Statements                                     43

       Prudential Municipal Bond Fund      Insured Series
             Statement of Operations (Unaudited)

                                                                     Six Months
                                                                       Ended
                                                                  October 31, 2001
----------------------------------------------------------------------------------------
NET INVESTMENT INCOME
Income
   Interest                                                         $  9,108,626
                                                                  ----------------
Expenses
   Management fee                                                        838,846
   Distribution fee--Class A                                             341,751
   Distribution fee--Class B                                             136,704
   Distribution fee--Class C                                              17,347
   Transfer agent's fees and expenses                                     85,000
   Custodian's fees and expenses                                          48,000
   Reports to shareholders                                                29,000
   Registration fees                                                      20,000
   Audit fee                                                               8,000
   Trustees' fees and expenses                                             7,000
   Legal fees                                                              3,000
   Insurance                                                               1,000
   Miscellaneous                                                           6,158
                                                                  ----------------
      Total expenses                                                   1,541,806
   Less: Custodian fee credit                                               (289)
                                                                  ----------------
       Net expenses                                                    1,541,517
                                                                  ----------------
Net investment income                                                  7,567,109
                                                                  ----------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
   Investment transactions                                               377,089
   Financial futures transactions                                        (72,176)
   Interest rate swap                                                   (385,001)
                                                                  ----------------
                                                                         (80,088)
                                                                  ----------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                        12,073,325
   Financial futures contracts                                            51,514
   Interest rate swap                                                   (235,568)
                                                                  ----------------
                                                                      11,889,271
                                                                  ----------------
Net gain on investments                                               11,809,183
                                                                  ----------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $ 19,376,292
                                                                  ----------------
                                                                  ----------------

    44                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Statement of Changes in Net Assets (Unaudited)

                                                     Six Months            Year
                                                       Ended              Ended
                                                  October 31, 2001    April 30, 2001
------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations
   Net investment income                            $  7,567,109      $   15,401,852
   Net realized gain (loss) on investment
      transactions                                       (80,088)          1,766,902
   Net change in unrealized appreciation of
      investments                                     11,889,271          14,033,897
                                                  ----------------    --------------
   Net increase in net assets resulting from
      operations                                      19,376,292          31,202,651
                                                  ----------------    --------------
Dividends and distributions
   Dividends from net investment income
      Class A                                         (6,225,492)        (12,025,265)
      Class B                                         (1,179,428)         (3,138,255)
      Class C                                            (94,277)           (144,345)
      Class Z                                            (67,912)            (99,393)
                                                  ----------------    --------------
                                                      (7,567,109)        (15,407,258)
                                                  ----------------    --------------
Series share transactions (net of share
   conversions)
   Net proceeds from shares sold                      15,756,580          27,085,740
   Net asset value of shares issued in
      reinvestment of dividends and
      distributions                                    4,237,073           8,360,316
   Cost of shares reacquired                         (21,880,291)        (58,854,334)
                                                  ----------------    --------------
   Net decrease in net assets from Series share
      transactions                                    (1,886,638)        (23,408,278)
                                                  ----------------    --------------
Total increase (decrease)                              9,922,545          (7,612,885)
NET ASSETS
Beginning of period                                  327,443,051         335,055,936
                                                  ----------------    --------------
End of period(a)                                    $337,365,596      $  327,443,051
                                                  ----------------    --------------
                                                  ----------------    --------------
---------------
(a) Includes undistributed net investment
income of                                           $    175,422      $      175,422
                                                  ----------------    --------------
                                                  ----------------    --------------

    See Notes to Financial Statements                                     45

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited)

      Prudential Municipal Bond Fund (the 'Fund') is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund was organized as an unincorporated business trust in Massachusetts on November 3, 1986 and consists of two series: the High Income Series and the Insured Series. Investment operations for Class A, Class B, Class C and Class Z shares of each series commenced on January 22, 1990, September 17, 1987, August 1, 1994 and September 16, 1996, respectively.

      The investment objectives of the series are as follows: (i) the objective of the High Income Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes, (ii) the objective of the Insured Series is to provide the maximum amount of income that is eligible for exclusion from federal income taxes consistent with the preservation of capital. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific state, region or industry.

Note 1. Accounting Policies
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      Securities Valuation:    The Fund values municipal securities (including
commitments to purchase such securities on a 'when-issued' basis) on the basis of prices provided by a pricing service which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining values. If market quotations are not readily available from such pricing service, a security is valued at its fair value as determined under procedures established by the Trustees.

      Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

      All securities are valued as of 4:15 p.m. New York time.

      Financial Futures Contracts:    A financial futures contract is an
agreement to purchase (long) or sell (short) an agreed amount of debt securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the 'initial margin.' Subsequent payments, known as 'variation margin,' are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss)
    46

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

is realized and is presented in the statement of operations as net realized gain
(loss) on financial futures contracts.

      The Fund invests in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets.

      Options:    The Fund may either purchase or write options in order to
hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates with respect to securities which the Fund currently owns or intends to purchase. The Fund's principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain or loss to the extent of the premium received or paid. If an option is exercised, the premium received or paid is an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain or loss. The difference between the premium and the amount received or paid on effecting a closing purchase or sale transaction is also treated as a realized gain or loss. Gain or loss on purchased options is included in net realized gain (loss) on investment transactions. Gain or loss on written options is presented separately as net realized gain (loss) on written options.

      The Fund, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. The Fund, as purchaser of an option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts.

      Interest Rate Swaps:    In a simple interest rate swap, one investor pays
a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, an investor may pay a fixed rate and receive a floating rate. Interest rate swaps were conceived as asset/liability management tools. In more complex swaps, the notional principal amount may decline (or amortize) over time.
                                                                          47

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      During the term of the swap, changes in the value of the swap are recognized as unrealized gains or losses by 'marking to market' to reflect the market value of the swap. When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract, if any.

      The Fund is exposed to credit loss in the event of non-performance by the other party to the interest rate swap. However, the Fund does not anticipate non-performance by any counterparty.

      Inverse Floaters:    The Series invests in variable rate securities
commonly called 'inverse floaters'. The interest rates on these securities have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or index inversely affect the rate paid on the inverse floater, and the inverse floater's price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a 'leverage factor' whereby the interest rate moves inversely by a 'factor' to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

      Securities Transactions and Net Investment Income:    Securities
transactions are recorded on the trade date. Realized gains (losses) on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes original issue discount on portfolio securities as adjustments to interest income. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

      Net investment income (other than distribution fees) and realized and unrealized gains (losses) are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

      Dividends and Distributions:    Dividends from net investment income are
declared daily and paid monthly. The Fund will distribute at least annually any net capital gains. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

      Taxes:    For federal income tax purposes, each series in the Fund is treated as a separate tax paying entity. It is each Series' policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.
    48

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      Custody Fee Credits:    The Fund has an arrangement with its custodian
bank, whereby uninvested monies earn credits which reduce the fees charged by the custodian.

Note 2. Agreements
The Fund has a management agreement with Prudential Investments Fund Management LLC ('PIFM'). Pursuant to this agreement, PIFM manages the investment advisory services of the Fund, administers the Fund's affairs and supervises the subadviser's performance of all investment advisory services. PIFM has entered into a subadvisory agreement with Prudential Investment Management, Inc. ('PIM'), formerly known as The Prudential Investment Corporation ('PIC'). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PIM is obligated to keep certain books and records of the Fund. PIFM continues to have responsibility for all investment advisory services pursuant to the management agreement and supervises PIM's performance of such services. PIFM pays for the services of PIM, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

      The management fee paid PIFM is computed daily and payable monthly at an annual rate of .50 of 1% of the average daily net assets of each series up to $1 billion and .45 of 1% of the average daily net assets of each series in excess of $1 billion. Effective June 1, 1999, PIFM eliminated its voluntary waiver of a portion of its management fee.

      The Fund has a distribution agreement with Prudential Investment Management Services LLC ('PIMS'). The Fund compensates PIMS for distributing and servicing the Fund's Class A, Class B and Class C shares, pursuant to plans of distribution (the 'Class A, B and C Plans'), regardless of expenses actually incurred by it. The distribution fees are accrued daily and payable monthly. No distribution or service fees were paid to PIMS as distributor of the Class Z shares of the Fund.

      Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to .30 of 1%, .50 of 1% and 1%, of the average daily net assets of the Class A, B and C shares, respectively. For the period ended October 31, 2001, such expenses for the Fund were .25 of 1%, .50 of 1% and .75 of 1% of the average daily net assets of the Class A, B and C shares, respectively.

      PIMS has advised the High Income Series and Insured Series that it received approximately $97,600 ($77,100-Class A; $20,500-Class C) and $68,300 ($60,500-Class A; $7,800-Class C), respectively, in front-end sales charges during
                                                                          49

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

the period ended October 31, 2001. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

      PIMS has advised the High Income Series and Insured Series that for the period ended October 31, 2001, it received approximately $278,800
($275,800-Class B; $3,000-Class C) and $46,500 ($46,200-Class B; $300-Class C),
respectively, in contingent deferred sales charges imposed upon certain redemptions by Class B and C shareholders.

      PIC, PIMS and PIFM are indirect wholly owned subsidiaries of The Prudential Insurance Company of America. Effective November 1, 2001, PIFM will change its name to Prudential Investments LLC ('PI').

      The Fund, along with other affiliated registered investment companies (the 'Funds'), entered into a syndicated credit agreement ('SCA') with an unaffiliated lender. The maximum commitment under the SCA is $930 million. Interest on any such borrowings will be at market rates. The Funds pay a commitment fee of .08 of 1% of the unused portion of the credit facility. The commitment fee is accrued and paid quarterly on a pro rata basis by the Funds. The expiration date of the SCA is March 4, 2002. Effective January 1, 2002, the commitment fee will be reduced to $500 million. The purpose of the SCA is to serve as an alternate source of funding for capital share redemptions. The Fund did not borrow any amounts pursuant to the SCA during the period ended October 31, 2001.

Note 3. Other Transactions With Affiliates
Prudential Mutual Fund Services LLC ('PMFS'), an affiliate of PIFM and an indirect, wholly owned subsidiary of Prudential, serves as the Fund's transfer agent. During the period ended October 31, 2001, the Fund incurred fees of approximately $211,000 ($143,500-High Income Series; $67,500-Insured Series) for the services of PMFS. As of October 31, 2001, approximately $36,000 ($24,500-High Income Series; $11,500-Insured Series) of such fees were due to PMFS. Transfer agent fees and expenses in the Statement of Operations also include certain out of pocket expenses paid to nonaffiliates.
    50

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

Note 4. Portfolio Securities
Purchases and sales of portfolio securities, excluding short-term investments, for the period ended October 31, 2001, were as follows:

Series                                                     Purchases         Sales
-------------------------------------------------------   ------------    ------------
High Income                                               $245,789,619    $234,622,895
Insured                                                     50,631,761      46,439,438

      During the period ended October 30, 2001, the High Income Series entered into financial futures contracts. Details of open contracts at October 30, 2001 are as follows:

                                                                     Value at         Value at         Unrealized
                  Number of                         Expiration     October 31,         Trade         Appreciation/
    Series        Contracts          Type              Date            2001             Date         (Depreciation)
--------------    ---------     ---------------     ----------     ------------     ------------     --------------
High Income          251        Short:
                                US Treasury          December
                                bond futures           2001        $ 27,821,781     $ 27,458,218       $ (363,563)
                                Long:
                                                     December
                     300        Muni Bond Index        2001          32,596,875       32,345,625          251,250
                                                                   ------------     ------------     --------------
                                                                                                       $ (112,313)
                                                                                                     --------------
                                                                                                     --------------

      The Insured Series entered into an interest rate swap agreement. Under the agreement, the Insured Series receives the difference between a floating rate and a fixed rate based on the terms of the swap agreements. The Insured Series paid transaction fees for the agreement. Details of the open swap at October 31, 2001 are as follows:

Insured Series:
                             Notional
                              Amount       Fixed       Floating         Open       Termination       Unrealized
      Counterparty            (000)        Rate          Rate           Date           Date         Depreciation
------------------------    ----------     -----     ------------    ----------    ------------    --------------
Morgan Stanley Capital       $10,500       4.49%    Bond Market
Services, Inc.                                      Association       9/5/2001     6/5/2021         $140,722
                                                    Municipal
                                                    Swap Index

      The federal income tax basis of the Fund's investments, at October 31, 2001 was $862,758,824 for High Income Series and $308,674,780 for Insured Series and, accordingly, net unrealized appreciation (depreciation) of investments for federal income tax purposes was as follows:

                                                                  Gross           Gross
                                           Net Unrealized      Unrealized      Unrealized
Series                                      Appreciation       Appreciation    Depreciation
-----------------------------------------  ---------------     -----------     -----------
High Income                                  $ 4,535,439       $54,395,783     $49,860,344
Insured                                       29,820,086        29,820,086              --

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

      The High Income Series has a net capital loss carryforward as of April 30, 2001 of approximately $46,685,000, of which $2,024,000 expires in 2002, $5,361,000 expires in 2003, $6,383,000 expires in 2004, $3,225,000 expires in
2005, $554,000 expires in 2006, $3,137,000 expires in 2007, $5,906,000 expires in 2008 and $20,095,000 expires in 2009. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of the aggregate of such amounts.

      The Insured Series has a capital loss carryforward as of April 30, 2001 of approximately $3,006,000, of which $2,919,000 expires in 2008 and $87,000 expires in 2009. No capital gains distribution is expected to be paid to shareholders until net gains have been realized in excess of this amount.

      In addition, the High Income Series elected to treat net realized capital losses of approximately $8,579,151 incurred in the year ended April 30, 2001 as having been incurred in the current fiscal year.

Note 5. Capital
The High Income Series and Insured Series offer Class A, Class B, Class C and Class Z shares. Class A shares are sold with a front-end sales charge of up to 3%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first 18 months. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

      The Fund has authorized an unlimited number of shares of beneficial interest of each class at $.01 par value per share. Transactions in shares of beneficial interest were as follows:

                                    High Income Series                 Insured Series
                                          Class A                          Class A
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2001                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      617,143     $   6,317,500        490,011     $  5,476,827
Shares issued in
   reinvestment of
   dividends and
   distributions                   693,518         7,099,439        307,745        3,432,039
Shares reacquired               (3,968,207)      (40,619,779)    (1,561,306)     (17,422,364)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (2,657,546)      (27,202,840)      (763,550)      (8,513,498)

    52

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                    High Income Series                 Insured Series
                                          Class A                          Class A
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2001                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued upon
   conversion from Class B       1,980,083        20,214,379        688,313        7,644,416
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding             (677,463)    $  (6,988,461)       (75,237)    $   (869,082)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class A                          Class A
                               -----------------------------     ---------------------------
 Year Ended April 30, 2001       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    3,673,428     $  37,363,632      1,072,068     $ 11,714,448
Shares issued in
   reinvestment of
   dividends and
   distributions                 1,481,785        15,076,141        593,661        6,415,172
Shares reacquired              (13,349,850)     (135,818,661)    (3,940,607)     (42,400,805)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (8,194,637)      (83,378,888)    (2,274,878)     (24,271,185)
Shares issued upon
   conversion from Class B      10,570,516       107,545,773      3,671,466       33,484,524
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding            2,375,879     $  24,166,885      1,396,558     $ 15,213,339
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class B                          Class B
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2001                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    1,706,051     $  17,451,986        708,424     $  7,926,151
Shares issued in
   reinvestment of
   dividends and
   distributions                   346,178         3,543,667         63,337          706,843
Shares reacquired               (2,044,075)      (20,921,012)      (345,345)      (3,853,048)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion                 8,154            74,641        426,416        4,779,946
Shares reacquired upon
   conversion to Class A        (1,980,083)      (20,214,379)      (687,322)      (7,644,416)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding           (1,971,929)    $ (20,139,738)      (260,906)    $ (2,864,470)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

                                                                          53

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                    High Income Series                 Insured Series
                                          Class B                          Class B
                               -----------------------------     ---------------------------
 Year Ended April 30, 2001       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                    3,377,950     $  34,382,268        914,310     $  9,977,413
Shares issued in
   reinvestment of
   dividends and
   distributions                   847,549         8,622,038        168,231        1,812,048
Shares reacquired               (6,389,355)      (64,998,973)    (1,175,466)     (12,597,669)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding
   before conversion            (2,163,856)      (21,994,667)       (92,925)        (808,208)
Shares reacquired upon
   conversion to Class A       (10,570,516)     (107,545,773)    (3,667,101)     (39,484,424)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding          (12,734,372)    $(129,540,440)    (3,760,026)    $(40,292,732)
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class C                          Class C
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2001                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      265,838     $   2,722,364         92,528     $  1,032,813
Shares issued in
   reinvestment of
   dividends and
   distributions                    39,958           409,119          4,896           54,699
Shares reacquired                 (149,001)       (1,523,294)       (33,662)        (378,051)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding              156,795     $   1,608,189         63,762     $    709,461
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class C                          Class C
                               -----------------------------     ---------------------------
 Year Ended April 30, 2001       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      471,371     $   4,802,011        197,937     $  2,125,257
Shares issued in
   reinvestment of
   dividends and
   distributions                    80,803           822,021          7,418           80,261
Shares reacquired                 (797,728)       (8,109,752)      (114,626)      (1,213,375)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding             (245,554)    $  (2,485,720)        90,729     $    992,143
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

    54

       Prudential Municipal Bond Fund
             Notes to Financial Statements (Unaudited) Cont'd.

                                    High Income Series                 Insured Series
                                          Class Z                          Class Z
 Six Months Ended October      -----------------------------     ---------------------------
         31, 2001                Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      148,537     $   1,517,137        118,780     $  1,320,789
Shares issued in
   reinvestment of
   dividends and
   distributions                    11,449           117,089          3,896           43,492
Shares reacquired                 (137,797)       (1,405,675)       (20,514)        (226,828)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding               22,189     $     228,551        102,162     $  1,137,453
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------
                                    High Income Series                 Insured Series
                                          Class Z                          Class Z
                               -----------------------------     ---------------------------
 Year Ended April 30, 2001       Shares           Amount           Shares          Amount
---------------------------    -----------     -------------     ----------     ------------
Shares issued                      397,796     $   4,041,561        297,163     $  3,268,622
Shares issued in
   reinvestment of
   dividends and
   distributions                    28,538           290,073          4,857           52,835
Shares reacquired                 (600,005)       (6,097,424)      (239,416)      (2,642,485)
                               -----------     -------------     ----------     ------------
Net increase (decrease) in
   shares outstanding             (173,671)    $  (1,765,790)        62,604     $    678,972
                               -----------     -------------     ----------     ------------
                               -----------     -------------     ----------     ------------

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                    10.11
                                                                   ----------
Income from investment operations
Net investment income                                                     .30
Net realized and unrealized gain (loss) on investment
   transactions                                                           .17
                                                                   ----------
      Total from investment operations                                    .47
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.30)
                                                                   ----------
Net asset value, end of period                                       $  10.28
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         4.66%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $524,403
Average net assets (000)                                             $526,358
Ratios to average net assets:
   Expenses, including distribution fees                                  .84%(c)
   Expenses, excluding distribution fees                                  .59%(c)
   Net investment income                                                 5.69%(c)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 27%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    56                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.22             $  11.21             $  11.31             $  10.84             $  10.70
----------------     ----------------     ----------------     ----------------     ----------------
         .61                  .63                  .63(b)               .67(b)               .70(b)
        (.12)                (.99)                (.10)                 .47                  .14
----------------     ----------------     ----------------     ----------------     ----------------
         .49                 (.36)                 .53                 1.14                  .84
----------------     ----------------     ----------------     ----------------     ----------------
        (.60)                (.63)                (.63)                (.67)                (.70)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.11             $  10.22             $  11.21             $  11.31             $  10.84
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.94%               (3.31)%               4.96%               10.80%                8.03%
    $522,556             $503,874             $514,952             $421,504             $334,062
    $527,117             $506,888             $474,901             $381,735             $294,940
         .84%                 .82%                 .66%(b)              .62%(b)              .64%(b)
         .59%                 .57%                 .51%(b)              .52%(b)              .54%(b)
        6.05%                5.86%                5.73%(b)             6.03%(b)             6.44%(b)
          46%                  27%                  16%                  13%                  26%

    See Notes to Financial Statements                                     57

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.11
                                                                   ----------
Income from investment operations
Net investment income                                                     .28
Net realized and unrealized gain (loss) on investment
   transactions                                                           .17
                                                                   ----------
      Total from investment operations                                    .45
                                                                   ----------
Less distributions
Dividends from net investment income                                     (.28)
                                                                   ----------
Net asset value, end of period                                       $  10.28
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         4.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $309,510
Average net assets (000)                                             $318,795
Ratios to average net assets:
   Expenses, including distribution fees                                 1.09%(c)
   Expenses, excluding distribution fees                                  .59%(c)
   Net investment income                                                 5.45%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    58                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.22             $  11.21             $  11.31             $  10.84             $  10.69
----------------     ----------------     ----------------     ----------------     ----------------
         .59                  .60                  .59(b)               .63(b)               .66(b)
        (.13)                (.99)                (.10)                 .47                  .15
----------------     ----------------     ----------------     ----------------     ----------------
         .46                 (.39)                 .49                 1.10                  .81
----------------     ----------------     ----------------     ----------------     ----------------
        (.57)                (.60)                (.59)                (.63)                (.66)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.11             $  10.22             $  11.21             $  11.31             $  10.84
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        4.68%               (3.55)%               4.59%               10.36%                7.71%
    $324,299             $457,841             $649,706             $669,223             $665,525
    $375,632             $559,879             $666,885             $669,132             $725,305
        1.09%                1.07%                1.01%(b)             1.02%(b)             1.04%(b)
         .59%                 .57%                 .51%(b)              .52%(b)              .54%(b)
        5.78%                5.59%                5.38%(b)             5.63%(b)             6.05%(b)

    See Notes to Financial Statements                                     59

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.11
                                                                     --------
Income from investment operations
Net investment income                                                     .27
Net realized and unrealized gain (loss) on investment
   transactions                                                           .17
                                                                     --------
      Total from investment operations                                    .44
                                                                     --------
Less distributions
Dividends from net investment income                                     (.27)
                                                                     --------
Net asset value, end of period                                       $  10.28
                                                                     --------
                                                                     --------
TOTAL RETURN(a):                                                         4.41%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 29,336
Average net assets (000)                                             $ 28,225
Ratios to average net assets:
   Expenses, including distribution fees                                 1.34%(c)
   Expenses, excluding distribution fees                                  .59%(c)
   Net investment income                                                 5.22%(c)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Annualized.
    60                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.22             $  11.21             $  11.31             $  10.84              $10.69
    --------             --------             --------             --------             -------
         .56                  .57                  .57(b)               .61(b)              .63(b)
        (.12)                (.99)                (.10)                 .47                 .15
    --------             --------             --------             --------             -------
         .44                 (.42)                 .47                 1.08                 .78
    --------             --------             --------             --------             -------
        (.55)               (0.57)                (.57)                (.61)               (.63)
    --------             --------             --------             --------             -------
    $  10.11             $  10.22             $  11.21             $  11.31              $10.84
    --------             --------             --------             --------             -------
    --------             --------             --------             --------             -------
        4.42%               (3.79)%               4.33%               10.09%               7.44%
    $ 27,263             $ 30,061             $ 32,939             $ 20,554              $9,563
    $ 28,028             $ 32,762             $ 26,114             $ 14,932              $8,060
        1.34%                1.32%                1.26%(b)             1.27%(b)            1.29%(b)
         .59%                 .57%                 .51%(b)              .52%(b)             .54%(b)
        5.55%                5.36%                5.15%(b)             5.39%(b)            5.80%(b)

    See Notes to Financial Statements                                     61

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.10
                                                                     -------
Income from investment operations
Net investment income                                                    .31
Net realized and unrealized gain (loss) on investment
   transactions                                                          .17
                                                                     -------
      Total from investment operations                                   .48
                                                                     -------
Less distributions
Dividends from net investment income                                    (.31)
                                                                     -------
Net asset value, end of period                                        $10.27
                                                                     -------
                                                                     -------
TOTAL RETURN(a):                                                        4.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $6,294
Average net assets (000)                                              $6,015
Ratios to average net assets:
   Expenses, including distribution fees                                 .59%(d)
   Expenses, excluding distribution fees                                 .59%(d)
   Net investment income                                                5.93%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
    62                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      High Income Series
             Financial Highlights (Unaudited) Cont'd.

                                                    Class Z
---------------------------------------------------------------------------------------------------------------
                             Year Ended April 30,                                   September 16, 1996(c)
-------------------------------------------------------------------------------            Through
      2001                 2000                 1999                 1998              April 30, 1997
---------------------------------------------------------------------------------------------------------------
     $10.21              $  11.20             $  11.30              $10.83                 $ 10.79
    -------              --------             --------             -------                 -------
        .64                   .65                  .65(b)              .68(b)                  .45(b)
       (.13)                 (.99)                (.10)                .47                     .04
    -------              --------             --------             -------                 -------
        .51                  (.34)                 .55                1.15                     .49
    -------              --------             --------             -------                 -------
       (.62)                 (.65)                (.65)               (.68)                   (.45)
    -------              --------             --------             -------                 -------
     $10.10              $  10.21             $  11.20              $11.30                 $ 10.83
    -------              --------             --------             -------                 -------
    -------              --------             --------             -------                 -------
       5.19%                (3.07)%               5.11%              10.91%                   4.36%
     $5,966              $  7,802             $ 13,839              $9,919                 $ 2,719
     $7,182              $ 10,493             $ 13,648              $6,064                 $   704
        .59%                  .57%                 .51%(b)             .52%(b)                 .54%(b)(d)
        .59%                  .57%                 .51%(b)             .52%(b)                 .54%(b)(d)
       6.32%                 6.07%                5.89%(b)            6.14%(b)                6.55%(b)(d)

    See Notes to Financial Statements                                     63

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited)

                                                                     Class A
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.91
                                                                   ----------
Income from investment operations
Net investment income                                                     .26
Net realized and unrealized gain (loss) on investment
   transactions                                                           .40
                                                                   ----------
      Total from investment operations                                    .66
                                                                   ----------
Less dividends and distributions
Dividends from net investment income                                     (.26)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
                                                                   ----------
      Total distributions                                                (.26)
                                                                   ----------
Net asset value, end of period                                       $  11.31
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         6.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $274,485
Average net assets (000)                                             $271,172
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                                .87%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%(d)
   Net investment income                                                 4.55%(d)
For Class A, B, C and Z shares:
   Portfolio turnover rate                                                 14%

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for period of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    64                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class A
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.40             $  11.18             $  11.05             $  10.90             $  10.94
----------------     ----------------     ----------------     ----------------     ----------------
         .51                  .51                  .53                  .53(b)               .55(b)
         .51                 (.78)                 .23                  .40                  .08
----------------     ----------------     ----------------     ----------------     ----------------
        1.02                 (.27)                 .76                  .93                  .63
----------------     ----------------     ----------------     ----------------     ----------------
        (.51)                (.51)                (.53)                (.53)                (.55)
          --                   --                 (.01)                  --(c)              (.01)
          --                   --                 (.09)                (.25)                (.11)
----------------     ----------------     ----------------     ----------------     ----------------
        (.51)                (.51)                (.63)                (.78)                (.67)
----------------     ----------------     ----------------     ----------------     ----------------
    $  10.91             $  10.40             $  11.18             $  11.05             $  10.90
----------------     ----------------     ----------------     ----------------     ----------------
----------------     ----------------     ----------------     ----------------     ----------------
        9.90%               (2.38)%               6.88%                8.67%                5.74%
    $265,718             $238,690             $251,300             $224,409             $208,411
    $254,718             $243,756             $240,652             $222,115             $187,371
         .89%                 .88%                 .75%                 .69%(b)              .68%(b)
         .64%                 .63%                 .60%                 .59%(b)              .58%(b)
        4.72%                4.78%                4.61%                4.75%(b)             4.95%(b)
          38%                  26%                  15%                  85%                 110%

    See Notes to Financial Statements                                     65

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class B
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                 $  10.92
                                                                   ----------
Income from investment operations
Net investment income                                                     .24
Net realized and unrealized gain (loss) on investment
   transactions                                                           .40
                                                                   ----------
   Total from investment operations                                       .64
                                                                   ----------
Less dividends and distributions
Dividends from net investment income                                     (.24)
Distributions in excess of net investment income                           --
Distributions from net realized capital gains                              --
                                                                   ----------
   Total distributions                                                   (.24)
                                                                   ----------
Net asset value, end of period                                       $  11.32
                                                                   ----------
                                                                   ----------
TOTAL RETURN(a):                                                         5.95%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                      $ 54,511
Average net assets (000)                                             $ 54,236
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               1.12%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                                .62%(d)
   Net investment income                                                 4.31%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    66                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class B
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
    $  10.41             $  11.19             $  11.06             $  10.91             $  10.95
    --------         ----------------     ----------------     ----------------     ----------------
         .48                  .48                  .48                  .49(b)               .50(b)
         .51                 (.78)                 .23                  .40                  .08
    --------         ----------------     ----------------     ----------------     ----------------
         .99                 (.30)                 .71                  .89                  .58
    --------         ----------------     ----------------     ----------------     ----------------
        (.48)                (.48)                (.48)                (.49)                (.50)
          --                   --                 (.01)                  --(c)              (.01)
          --                   --                 (.09)                (.25)                (.11)
    --------         ----------------     ----------------     ----------------     ----------------
        (.48)                (.48)                (.58)                (.74)                (.62)
    --------         ----------------     ----------------     ----------------     ----------------
    $  10.92             $  10.41             $  11.19             $  11.06             $  10.91
    --------         ----------------     ----------------     ----------------     ----------------
    --------         ----------------     ----------------     ----------------     ----------------
        9.63%               (2.62)%               6.50%                8.23%                5.32%
    $ 55,459             $ 91,989             $175,520             $236,370             $298,005
    $ 70,084             $131,052             $208,775             $270,553             $365,891
        1.14%                1.13%                1.10%                1.09%(b)             1.08%(b)
         .64%                 .63%                 .60%                 .59%(b)              .58%(b)
        4.48%                4.51%                4.25%                4.35%(b)             4.54%(b)

    See Notes to Financial Statements                                     67

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class C
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.92
                                                                     -------
Income from investment operations
Net investment income                                                    .23
Net realized and unrealized gain (loss) on investment
   transactions                                                          .40
                                                                     -------
   Total from investment operations                                      .63
                                                                     -------
Less dividends and distributions
Dividends from net investment income                                    (.23)
Distributions in excess of net investment income                          --
Distributions from net realized capital gains                             --
                                                                     -------
   Total distributions                                                  (.23)
                                                                     -------
Net asset value, end of period                                        $11.32
                                                                     -------
                                                                     -------
TOTAL RETURN(a):                                                        5.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $4,954
Average net assets (000)                                              $4,588
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                              1.37%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%(d)
   Net investment income                                                4.08%(d)

------------------------------
(a) Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Less than $.005 per share.
(d) Annualized.
    68                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                 Class C
----------------------------------------------------------------------------------------------------------
                                           Year Ended April 30,
----------------------------------------------------------------------------------------------------------
      2001                 2000                 1999                 1998                 1997
----------------------------------------------------------------------------------------------------------
     $10.41               $11.19               $11.06               $10.91               $10.95
    -------              -------              -------              -------              -------
        .45                  .46                  .45                  .46(b)               .48(b)
        .51                 (.78)                 .23                  .40                  .08
    -------              -------              -------              -------              -------
        .96                 (.32)                 .68                  .86                  .56
    -------              -------              -------              -------              -------
       (.45)                (.46)                (.45)                (.46)                (.48)
         --                   --                 (.01)                  --(c)              (.01)
         --                   --                 (.09)                (.25)                (.11)
    -------              -------              -------              -------              -------
       (.45)                (.46)                (.55)                (.71)                (.60)
    -------              -------              -------              -------              -------
     $10.92               $10.41               $11.19               $11.06               $10.91
    -------              -------              -------              -------              -------
    -------              -------              -------              -------              -------
       9.37%               (2.86)%               6.24%                7.96%                5.06%
     $4,085               $2,949               $2,708               $1,509               $  888
     $3,413               $2,988               $1,856               $1,142               $  973
       1.39%                1.38%                1.35%                1.34%(b)             1.33%(b)
        .64%                 .63%                 .60%                 .59%(b)              .58%(b)
       4.23%                4.29%                4.03%                4.11%(b)             4.29%(b)

    See Notes to Financial Statements                                     69

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                                     Class Z
                                                                ------------------
                                                                 Six Months Ended
                                                                 October 31, 2001
----------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period                                  $10.91
                                                                     -------
Income from investment operations
Net investment income                                                    .27
Net realized and unrealized gain (loss) on investment
   transactions                                                          .39
                                                                     -------
   Total from investment operations                                      .66
                                                                     -------
Less dividends and distributions
Dividends from net investment income                                    (.27)
Distributions in excess of net investment income                          --
Distributions from net realized capital gains                             --
                                                                     -------
   Total distributions                                                  (.27)
                                                                     -------
Net asset value, end of period                                        $11.30
                                                                     -------
                                                                     -------
TOTAL RETURN(a):                                                        6.12%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                       $3,415
Average net assets (000)                                              $2,807
Ratios to average net assets:
   Expenses, including distribution and service (12b-1)
      fees                                                               .62%(d)
   Expenses, excluding distribution and service (12b-1)
      fees                                                               .62%(d)
   Net investment income                                                4.80%(d)

------------------------------
(a) Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods of less than a full year are not annualized.
(b) Net of management fee waiver.
(c) Commencement of offering of Class Z shares.
(d) Annualized.
(e) Less than $.005 per share.
    70                                     See Notes to Financial Statements

       Prudential Municipal Bond Fund      Insured Series
             Financial Highlights (Unaudited) Cont'd.

                                                    Class Z
---------------------------------------------------------------------------------------------------------------
                             Year Ended April 30,                                   September 16, 1996(c)
-------------------------------------------------------------------------------            Through
      2001                 2000                 1999                 1998              April 30, 1997
---------------------------------------------------------------------------------------------------------------
     $10.40               $11.18               $11.05               $10.91                 $ 11.05
    -------              -------              -------              -------                 -------
        .53                  .54                  .54                  .54(b)                  .36(b)
        .51                 (.78)                 .23                  .39                    (.02)
    -------              -------              -------              -------                 -------
       1.04                 (.24)                 .77                  .93                     .34
    -------              -------              -------              -------                 -------
       (.53)                (.54)                (.54)                (.54)                   (.36)
         --                   --                 (.01)                  --(e)                 (.01)
         --                   --                 (.09)                (.25)                   (.11)
    -------              -------              -------              -------                 -------
       (.53)                (.54)                (.64)                (.79)                   (.48)
    -------              -------              -------              -------                 -------
     $10.91               $10.40               $11.18               $11.05                 $ 10.91
    -------              -------              -------              -------                 -------
    -------              -------              -------              -------                 -------
      10.17%               (2.13)%               7.04%                8.68%                   2.86%
     $2,182               $1,429               $4,312               $  418                 $    15
     $1,993               $1,960               $3,523               $  173                 $    10
        .64%                 .63%                 .60%                 .60%(b)                 .58%(b)(d)
        .64%                 .63%                 .60%                 .60%(b)                 .58%(b)(d)
       4.99%                4.94%                4.77%                4.92%(b)                4.18%(b)(d)

    See Notes to Financial Statements                                     71

                SEMIANNUAL REPORT
                OCTOBER 31, 2001

PRUDENTIAL
MUNICIPAL BOND FUND/
HIGH INCOME SERIES & INSURED SERIES


                FINANCIAL STATEMENTS

Prudential Municipal Bond Fund

Prudential Mutual Funds

Prudential offers a broad range of mutual funds designed to meet your individual needs. For information about these funds, contact your financial professional or call us at (800) 225-1852. Read the prospectus carefully before you invest or send money.

PRUDENTIAL MUTUAL FUNDS
-----------------------------------------------------

Stock Funds
Large Capitalization Stock Funds
Prudential 20/20 Focus Fund
Prudential Equity Fund, Inc.
Prudential Index Series Fund
  Prudential Stock Index Fund
Prudential Tax-Managed Funds
  Prudential Tax-Managed Equity Fund
Prudential Value Fund
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Growth Fund

Small- to Mid-Capitalization Stock Funds
Nicholas-Applegate Fund, Inc.
  Nicholas-Applegate Growth Equity Fund
Prudential Small Company Fund, Inc.
Prudential Tax-Managed Small-Cap Fund, Inc.
Prudential U.S. Emerging Growth Fund, Inc.
The Prudential Investment Portfolios, Inc.
  Prudential Jennison Equity Opportunity Fund

Sector Stock Funds
Prudential Natural Resources Fund, Inc.
Prudential Real Estate Securities Fund
Prudential Sector Funds, Inc.
  Prudential Financial Services Fund
  Prudential Health Sciences Fund
  Prudential Technology Fund
  Prudential Utility Fund

Global/International Stock Funds
Prudential Europe Growth Fund, Inc.
Prudential Pacific Growth Fund, Inc.
Prudential World Fund, Inc.
  Prudential Global Growth Fund
  Prudential International Value Fund
  Prudential Jennison International Growth Fund

Balanced/Allocation Fund
The Prudential Investment Portfolios, Inc.
  Prudential Active Balanced Fund

Bond Funds
Taxable Bond Funds
Prudential Government Income Fund, Inc.
Prudential High Yield Fund, Inc.
Prudential High Yield Total Return Fund, Inc.
Prudential Short-Term Corporate Bond Fund, Inc.
  Income Portfolio
Prudential Total Return Bond Fund, Inc.

Municipal Bond Funds
Prudential California Municipal Fund
  California Series
  California Income Series
Prudential Municipal Bond Fund
  High Income Series
  Insured Series
          www.PruFN.com  (800) 225-1852

Prudential Municipal Series Fund
  Florida Series
  New Jersey Series
  New York Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.

Global/International Bond Fund
Prudential Global Total Return Fund, Inc.

Money Market Funds
Taxable Money Market Funds
Cash Accumulation Trust
  Liquid Assets Fund
  National Money Market Fund
Prudential Government Securities Trust
  Money Market Series
  U.S. Treasury Money Market Series
Prudential Institutional Liquidity Portfolio, Inc.
  Institutional Money Market Series
Prudential MoneyMart Assets, Inc.

Municipal Money Market Funds
Prudential California Municipal Fund
  California Money Market Series
Prudential Municipal Series Fund
  New Jersey Money Market Series
  New York Money Market Series

Tax-Free Money Market Funds
Command Tax-Free Fund
Prudential Tax-Free Money Fund, Inc.

Other Money Market Funds
Command Government Fund
Command Money Fund
Special Money Market Fund, Inc.*
  Money Market Series

STRATEGIC PARTNERS
MUTUAL FUNDS**
----------------------------------------------
Strategic Partners Asset Allocation Funds
   Strategic Partners Conservative Growth Fund
   Strategic Partners Moderate Growth Fund
   Strategic Partners High Growth Fund

Strategic Partners Style Specific Funds
   Strategic Partners
      Large Capitalization Growth Fund
   Strategic Partners
      Large Capitalization Value Fund
   Strategic Partners
      Small Capitalization Growth Fund
   Strategic Partners
      Small Capitalization Value Fund
   Strategic Partners
      International Equity Fund
   Strategic Partners
      Total Return Bond Fund

Strategic Partners Opportunity Funds
   Strategic Partners Focused Growth Fund
   Strategic Partners New Era Growth Fund
   Strategic Partners Focused Value Fund

Special Money Market Fund, Inc.*
  Money Market Series

* This Fund is not a direct purchase money fund and is only an exchangeable money fund.

**Not exchangeable with the Prudential
mutual funds.

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

How many times have you read these
reports--or other financial materials--and stumbled across a word that you don't understand?

Many shareholders have run into the same problem. We'd like to help. So we'll use this space from time to time to explain some of the words you might have read, but not understood. And if you have a favorite word that no one can explain to your satisfaction, please write to us.

Basis Point: 1/100th of 1%. For example, one-half of one percent is 50 basis points.

Collateralized Mortgage Obligations
(CMOs): Mortgage-backed bonds that
separate mortgage pools into different
maturity classes called tranches. These
instruments are sensitive to changes in
interest rates and homeowner refinancing activity. They are subject to prepayment and maturity extension risk.

Derivatives: Securities that derive their value from other securities. The rate of return of these financial instruments rises and falls--sometimes very suddenly--in response to changes in some specific interest rate, currency, stock, or other variable.

Discount Rate: The interest rate charged by the Federal Reserve on loans to member banks.

Federal Funds Rate: The interest rate
charged by one bank to
another on overnight loans.

Futures Contract: An agreement to purchase or sell a specific amount of a commodity or financial instrument at a set price at a specified date in the future.

           www.PruFN.com  (800) 225-1852

Leverage: The use of borrowed assets to
enhance return. The expectation is that
the interest rate charged on borrowed
funds will be lower than the return on the investment. While leverage can increase profits, it can also magnify losses.

Liquidity: The ease with which a financial instrument (or product) can be bought or sold (converted into cash) in the financial markets.

Price/Earnings Ratio: The price of a share of stock divided by the earnings per share for a 12-month period.

Option: An agreement to purchase or sell something, such as shares of stock, by a certain time for a specified price. An option need not be exercised.

Spread: The difference between two values;
often used to describe the
difference between "bid" and "asked"
prices of a security, or between the
yields of two similar maturity bonds.

Yankee Bond: A bond sold by a foreign
company or government on the U.S. market and denominated in U.S. dollars.

Prudential Municipal Bond Fund

Getting the Most from Your Prudential Mutual Fund

When you invest through Prudential Mutual
Funds, you receive financial advice from a Prudential Securities Financial Advisor or
Pruco Securities registered representative.
Your financial professional can provide
you with the following services:

THERE'S NO REWARD WITHOUT RISK; BUT IS THIS RISK
WORTH IT?
Your financial professional can help you match the reward you seek with the risk you can tolerate. Risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks. The educated investor knows that markets seldom move in just one direction. There are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets, and who knows you!

KEEPING UP WITH THE JONESES
A financial professional can help you wade through the numerous available mutual funds to find the ones that fit your individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals-- not at you personally. Your financial professional will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

BUY LOW, SELL HIGH
Buying at the top of a market cycle and
selling at the bottom are among the most common investor mistakes. But sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial professional can answer questions when you're confused or worried about your investment, and should remind you that you're investing for the long haul.

         www.PruFN.com  (800) 225-1852

FOR MORE INFORMATION

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077
(800) 225-1852

Trustees
Eugene C. Dorsey
Delayne Dedrick Gold
Robert F. Gunia
Thomas T. Mooney
Stephen P. Munn
David R. Odenath, Jr.
Richard A. Redeker
Judy A. Rice
Nancy H. Teeters
Louis A. Weil, III

Officers
David R. Odenath, Jr., President
Robert F. Gunia, Vice President
Judy A. Rice, Vice President
Grace C. Torres, Treasurer
Deborah A. Docs, Secretary
William V. Healey, Assistant Secretary

Manager
Prudential Investments LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Prudential Investment Management, Inc.
Prudential Plaza
Newark, NJ 07102-3777

Distributor
Prudential Investment Management Services LLC
Gateway Center Three, 14th Floor
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 8098
Philadelphia, PA 19101

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Fund Symbols
        High Income Series    Insured Series
         Nasdaq    CUSIP      Nasdaq   CUSIP
Class A  PRHAX  74435L103     PMIAX  74435L301
Class B  PMHYX  74435L202     PMINX  74435L400
Class C  PHICX  74435L707     PMICX  74435L806
Class Z  PHIZX  74435L871     PMIZX  74435L863

The views expressed in this report and
information about the Series' portfolio
holdings are for the period covered by
this report and are subject to change
thereafter.

The accompanying financial statements as of October 31, 2001, were not audited and, accordingly, no opinion is expressed on them.

(LOGO)


Cusip Numbers   74435L103  74435L202  74435L707  74435L871
                74435L301  74435L400  74435L806  74435L863

MF182E2  IFS-A067568